Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Remediation Status	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Response	Compensating Factors
610946	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
610946	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.

X.) For REO property located at XXXXX XXXX. Lender calculated at total of $XXXX.XX of monthly insurance, taxes, association dues, etc. A total of $XXX.XX has been calculated in total monthly taxes and HOA assessments. Missing verification of other monthly calculated components (flood insurance policy, etc.). In addition, missing of documentation the property is owned free and clear (Missing a copy of the Full Reconveyance, Satisfaction of Mortgage and/or current Deed and copy of  Title Abstract).

X.) Missing verification of Mortgage and/or Closing Disclosure from XXX that secures mortgage for REO property located at X XXX XXXX. In addition, missing a copy of the current year tax bill, flood insurance policy (if applicable) and etc.

X. Missing current mortgage payments (thru X/XXXX) for the following mortagges that are disclosed on the credit report: XXX XXXX XXXX (acct#xxxxxXXXX); XXXX XXXX XXX (acct#xxxxXXXX); XXXX XXX XXX XXXX (acct#xxxxxXXXX); XXXX XXXX (acct#xxxxXXXX) and XXXX XXXX (acct#xxxxXXXX). Missing a copy of the supplemental credit report and/or current mortgage payments.
													Please see REO documentation. The payoffs are provided to show payments were recent at the time of payoff.	Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
610946	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is received. AUS is missing in the loan file. ; The AUS is Partial; AUS is missing. Per XXXX, loan is LP approved.	AUS provided	The AUS is received.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
818029	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
818029	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
818029	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
827978	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable				Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
827978	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
827978	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
827978	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. We need verification of the additional $XXXX.XX due on the borrowers primary residence as identified on the XXXX. We are also missing proof of the new tax amount for the subject property.
													see attached tax and insurance bill. HOI premium can be found on page four. Hoi monthly is XXX.XX and month taxes are XXX.XX.	Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
827978	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXXXXX.XX is not sufficient. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.	appraisal page X which documents the cost of new of the subject as $XXX,XXX which the dwelling coverage of $XXX,XXX covers this replacement cost estimate.
Hazard insurance coverage with XXXXXX.XX coverage, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXX,XXX.  Coverage is sufficient.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
782353	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Investment purchase. Exempt from compliance.		The loan is in compliance with all applicable laws and regulations.; ; The exception 'No Compliance Findings' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782353	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782353	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower X Income Verification is less than XX months	No employment or income information was provided for co-borrower.; Borrower X Income Verification of X.XX is less than XX months. ---- not required. Co-borrower does not work		Borrower X income verification of X removed as they are not employed.; Borrower X Income Verification of ___ is greater than XX months.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782353	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	X/X/XXXX VVOE is more than XX days prior to closing on X/XX/XXXX which violates the approval condition (pg XXX).		Exception cleared - VVOE is less than XX business days from closing.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782353	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable
Rounding issue. The LTV matches.  Calculation comes out to XX.XXX% .; The original LTV of X.XX is not greater than the maximum allowable per AUS  of XX.XX; The original LTV of XX.XX  exceeds the maximum allowable per AUS of XX.XX
Updated AUS DTI to match calculated value as it's within tolerance. ; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782353	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable
Rounding issue. The CLTV matches. Calculation comes out to XX.XXX%. ; The original CLTV of X.XX is not greater than the maximum allowable per AUS of XX.XX; The original CLTV of XX.XX  exceeds maximum allowable per AUS of XX.XX
Updated AUS DTI to match calculated value as it's within tolerance. ; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

784842	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment purchase. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

784842	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX	provide final aus with Final DTI XX.XX
XX.XX.XX - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX;
;
Review based on FNMA guidance.  Condition cleared; Please rescind. The discrepancy between the investor’s DTI calculation and ours is in regards to the rental income on the file. I have provided a document that lists a breakdown all of the rental properties and the net rental amounts from each property, but we would be taking the TOTAL of that net rental amount and including that with our income or liabilities, depending on whether or not the net total is a positive or negative number.  In this file, the negative rent loss is being washed out by the other positive rent amounts for the net total rental income amount.  We would not break down the rental properties separately to hit the DTI, the net rental income would be considered as the total amount for all ; Please see the attached documents showing the DTI breakdown of the file confirming the DTI as XX.XX%.  The rental income is looked at as a total number, not broken down by each individual property when being included in the AUS findings, per FNMA.  The negative rental amount is being washed out by the positive rental amounts, so the total net rental income all together is positive.  ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX. The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

784842	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial ---  Missing several source documents for tax and insurance on existing rental and all source documents for the new investment purchase; Missing several source documents for tax and insurance on the existing investment properties and all source documents for the new investment purchase. The mortgage statements were provided for each existing investment property, they indicate no escrow. The XXXX reflects debt for property taxes and insurance. The XXXX values might not be what was used in the AUS.

 All REOs held as investments and qualifying with rental considered are reporting on XXXX XXXXs. XXXX XXXXs report most recent year of tax and insurance, additional documentation not required. Each expense type split out to consider tax, insurance, and other remainig from total expenses line in returns. Additional documentation to verify HOI and taxes are not required. REO located at XXXX X XXXXXXXX has documentation on file. Providing final CD for REO at XXX X XXXXX. This liability was overstated, corrected and provided new AUS with XXXX to support
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

784842	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	There was no CU value. Third party valuation product is required but not found in the file.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

807325	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

807325	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/X/XXXX is after the note date of X/XX/XXXX	policy with effective date of X/X/XXXX-X/X/XXXX. You are looking at the renewal policy that is effective X/X/XXXX for this refinance of the subject	Hazard insurance in place X/X/XXXX - X/XX/XX. Additional renewal policy in file X/X/XX - X/X/XX
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

807325	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Origination Appraisal is Partial	Missing the Form XXX/Form XXXX; Origination Appraisal is Partial.	XXXX appraisal page X which include the market rent section/ Form XXXX appriasal do not need form XXXX as the market rent is always included on a XXXX appraiisal (X-X unit)	Origination appraisal is Present.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

807325	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

822428	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822428	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822428	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Provide Awards letter for borrower to calculate SSI correctly. Only X month bank statment provided to show proof of receipt of $XXXX.XX.		XXXX tax returns provided which showed SSI amount as well as bank statement to show proof of current reciept. Exception cleared. ; The borrower income verification does match approval
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822428	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
DTI corrected with income update and correction to liabilities. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822428	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.SSI income missing		n/a
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686934	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686934	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686934	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- See previous note. Income not supportive		Borrower income found to match approval. Exception cleared. ; The borrower income verification does match approval
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686934	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
DTI issue cleared as additional income was added per calculations. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686934	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. income not supportive due to calculation		n/a
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

686934	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

811845	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811845	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811845	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of XXXXXX.XX is not sufficient. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.	HOI RCE is $XXX,XXX.XX, dwelling coverage is $XXX,XXX. Dwelling coverage exceeds the replacement cost	Hazard insurance coverage is XXXXXX.XX, RCE $XXX,XXX. Coverage is sufficient
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

745371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

745371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	closing date X/XX/XX- VVOE in file dated X/X/XX; we will need updated VVOE
X business days between VVOE and closing.  condtion cleared; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; VVOE date X/X/XX, is within XX business days of closing date X/XX/XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

745371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.Updated VVOE and paystubs		ATR/QM Status is pending. Noted documentation is required per Appendix Q.; Employment verification within XX business days of closing acceptable.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

745371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide taxes,insurance, hoa for propery XXXXX X XXXX lane.  Also provide credit supplment showing payment; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

745371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	Due to rounding LP has XX.XX round up to XX%; The original LTV of XX.XX exceeds the maximum allowable per AUS of XX.XX
The original LTV of XX.XX is not greater than the maximum allowable per AUS  of XX.XX; Rounding error.   Property sale price $XXXXXX, loan amount $XXXXXX and property value is $XXXXXX.  Per AUS XX.XX%, Round to XX% as calculation.  Condition cleared

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

745371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XX.XX exceeds maximum allowable per AUS of XX.XX		The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780592	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780592	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	XXXX-XXXX's unsigned, XXXX's-XXXX-unsigned, CPA letter missing and business license		Form XXXX-S verification with PIN numbers completed for each tax return. Condition cleared
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780592	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. CPA documentation missing, business license, unsigned tax returns for XXXX		Received all employment / income documentation
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780592	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide documentation regarding rental calculations. and also provide schedule E for XXXX personal returns.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back end DTI-provide supplemental credit report showing XXXX for XXXX XXXX #XXXX being closed with no future withdrawals and zero balance. Also will require documenation of taxes, insurance, hoa for XXXX X XXXX, XXXX X XXXX XXXX and XXXX X XXXX XXXX XXXX.

The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX% with X% tolerance allowable; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780592	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval-see previous note		The coborrower income verification does match approval. Form XXXX-S verification with PIN numbers completed for each tax return
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

806630	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

806630	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

806630	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

806630	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower residency documentation not provided or issue with documentation
Borrower residency documentation not provided or issue with documentation.  Copy of the borrowers  XXXX  or other acceptable form (XXXXX card I-XX) as evidence of Non-Permanent Residency status. Need I-XXX showing case  type XXXX

Borrower residency documentation has been provided and there are no issues with documentation.  Exception cleared. ; Borrower residency documentation has been provided and there are no issues with documentation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.W-X's missing for XXXX/XXXX		n/a
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per AUS of XX.XX

Updated REO properties and cleared exception. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811725	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	XXXX tax returns unsigned. Provide WX's for XXXX/XXXX		WXs provided. Exception cleared. ; WXs provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
CPA letter missing,, provide taxes and insurance for XXX E XXXX XXXX; XXXX X XXXX XXXX; XXX X XXXX and XXX X XXXX. Borrower owes taxes for XXXX-$XXXX.XX per form in file installment agreement monthly payment of $XXX.XX
CPA letter not warranted. Taxes and insurance taken from source documents. Exception cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report		Credit report received, exception cleared; Borrower credit report received
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
DTI calculated according to updated documents provided. Within tolerance. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.see previous note regarding income		n/a
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

822403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

762669	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

762669	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

762669	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report		Credit report received. Exception cleared. ; Borrower credit report received
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Credit Report is Missing	CoBorrower credit report is missing.		Received CoBorrower credit report.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XX.XX exceeds the maximum allowable per AUS of XX.XX		Updated AUS value to calculated value as it is within tolerance. Exception cleared. ; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774719	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XX.XX exceeds maximum allowable per AUS of XX.XX		Updated AUS value to calculated value as it is within tolerance. Exception cleared. ; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

774265	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774265	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774265	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XX.XX exceeds the maximum allowable per AUS of XX.XX		Updated AUS LTV to calculated LTV as it is within tolerance. ; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774265	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XX.XX exceeds maximum allowable per AUS of XX.XX		Updated AUS CLTV to calculated CLTV as it is within tolerance. ; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774265	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX
Updated AUS DTI to calculated DTI as it is within tolerance. ; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Providing DTI breakdown for review, the income worksheets for WX income were delivered with the loan file. It appears cited income is being miscalculated based on variable trending: base pay for borrower X is increasing trend variable, overtime for borrower X is declining trend variable so using ytd, ok with both consistancy and stability of the income due to compensating factors, borrower X base is increasing trend variable. Rental income calculated from lease on file due to qualifying exception of recent primary conversion. If discrepancies remain after reviewing breakdown of ratio, please provide clarity with specifics on ratio inconsistancies.

The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX.  Updated subject rental income calculation.  Condition cleared

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test
This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.
This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) do not exceed the comparable charges ($X,XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

749619	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

777989	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

777989	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

777989	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Flood Insurance Policy is Missing	The flood insurance policy is Missing		Flood insurance policy provided. Exception cleared. ; The flood insurance policy is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

687264	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

687264	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

786711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

786711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. There are only X months reviewed on the most recent credit report and cannot confirm history before that.
 Please see attached evidence previous mtg with XXX XXX was not in the borrower's name. There is no previous mortgage hisotry to document. Final CD provided shows the payoff of XXXXXXX when borrower refinanaced  XXXX XXXXX XXXXX

Housing delinquency meets guidelines.  Death certificate, title, and mortgage statement for husband who passed was submitted to show proof of ownership of home before she refinanced after deeding over to borrower's name after husbands' death.  ;  Borrower was living in residence as her primary with her husband, who was the sole borrower on the NewRez mortgage. Death certificate provided to verify link to ownership and borrower. Borrower refinanced mortgage into her name after husband's passing. Mortgage history is current and fully documented. Pease see chain of title, mortgage statement, final CD, and death certificate to verify. ; Provide documentation of the status of the primary residence prior to her refinancing loan. XXXX states she lived there for over X years.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

616905	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

616905	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.; CU Score is X.X so TPV report is needed, please provide.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

616905	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score is X.X so TPV report is needed, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

654748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

654748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

654748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing	Provide credit report as it is missing from file.; Borrower liabilities verified indicator is Missing	Please note credit report provided for review to clear exception	Credit report provided. Exception cleared.; Borrower liabilities verified indicator is Present; Credit report submitted is coming in not as PDF or corrupt. Please resubmit.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

654748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Provide credit report as it is missing from file.; Missing Borrower credit report	Please note credit report provided for review to clear exception	Credit report provided. Exception cleared.; Borrower credit report received; Credit report submitted is coming in not as PDF or corrupt. Please resubmit.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

654748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	CU Score is X.X will required TPV on this loan, please provide report.; Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

654748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score is X.X and TPV report is required, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

800468	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

800468	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
XXXXX Card bal XX.XX to be payoff as per AUS, removed from liabilities, DTI  exception cleared; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

114250	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

114250	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

114250	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

802301	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

802301	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/X/XXXX is after the note date of X/XX/XXXX	Cited is the renewal policy effective date. We have both the current and renewal HOI policies on file covering XX/XX/XXXX-XX/XX/XXXX and XX/XX/XXXX-XX/XX/XXXX. No concern with HOI effective date.	submitted the previous policy with effective dates.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

788826	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

788826	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Provide proof of PITI for XXX XXXX. We were only able to confirm the HOI.
 tax information has been slightly adjusted due to clerical error. Taxes used for REO located at XXX XXXXXX are pulled from XXXX returns as most recent year of obligation. Taxes are $XXX per month. Please note AUS and XXXX provided with small update
The borrower income verification does match approval. Taxes for XXX XXXXXXX property were submitted.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

768187	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

768187	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

768187	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Indicator is Partial	Hazard insurance indicator is Partial. We do not have the dec page which shows the coverage information.		HOI with dwelling coverage provided. Exception cleared. ; Hazard insurance indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

776216	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

776216	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

776216	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX

DTI corrected to match calculated DTI as it was within tolernace. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

776216	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Fraud report received. Exception cleared. ; Fraud report Present.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

776216	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

785039	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

785039	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower needs to provide the most recent XXXX as well as a valid (signed and dated) P&L	Please see attached XXXX tax returns and XXXX business filing extension. Most recent year available has been provided. See attached signed P&L.	XXXX tax extension provided.; XXXX extension form provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

785039	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

785039	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Prohibited Fees Test
This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

This loan passed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Initial Loan Estimate Delivery Date Test (from application)
This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $X, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XX,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569641	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

569812	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

569812	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XX.XX exceeds the maximum allowable per AUS of XX.XX		The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

569812	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XX.XX exceeds maximum allowable per AUS of XX.XX		The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

569812	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX monthly debts are XXXX.XX. See attached HOA, ins, and taxes for XXXX E XXXXX XXX
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

569812	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

660370	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

660370	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Income Verification does not match Approval
LP Findings call for business existence from a third party and that is missing from the file.; The coborrower income verification does not match approval - need proof of business existence and employment for XXX.
The coborrower income verification does match approval Lenders income being used in verify since its lower than our calculation
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

660370	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report is required for this transaction, please provide report.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

660370	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report is required for this transaction, please provide report.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

660370	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	Missing third party verification that business exists for co borrower Employment.; Missing proof of employment/business existence for XXXX XXXX XXX, XXX.	XXXXXXX Dept. of FInanacial institutions -XXXX XXXXX XXXX XXXX XXXXX Inc -as of X/XX	Verification of Business provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

723994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

723994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Missing fraud report, exception cleared. Fraud report received. No further action needed.; Fraud report Present.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

723994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.		Third Party Valuation Product Provided.; AVM received; origination value supported within XX%
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

723994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

840670	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

840670	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

840670	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval. Provide the breakdown of additional amounts due for the second investment property. The mortgage statement shows it is PITI and there is no HOA.
The borrower income verification does match approval. documentation provided exception cleared
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

840670	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Provided.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

840670	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

793492	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment purchase. Exempt from compliance review; The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
793492	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Missing source document for cost of individual insurance. Used the Final CD in DTI calculation.; Borrower liabilities verified indicator is Partial --- missing source document for insurance	Please review provided HOI policy on file with invoice noting total premium. Documents consistant with policy number.	Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
793492	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower residency documentation not provided or issue with documentation
Borrower noted as a permanent resident alien. No permanent resident alien card provided. An Employment Authorization card valid thru X/XX/XX was provided. ; Borrower residency documentation has been provided and there are no issues with documentation.  ; Borrower residency documentation not provided or issue with documentation.  ; Borrower residency documentation not provided or issue with documentation.   -----  Permanent Resident Alien document was not provided, but an employment authorization good through X/XXXX was provided.
pologies for the discrepancy, please note updated underwriting package. Borrower is a Non-Permanent Resident Alien, XXXXX card permitted. Category XXX, borrower has applied for a green card
Borrower residency documentation has been provided and there are no issues with documentation.  ; MisrXXXXX expiration date on card.  Valid until X/XX/XX,; The card in file expired X/XXXX.  Please submit application for green card to verify accuracy of dates to continue to live in US.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
793492	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
Missing LOE for employment gap between current and prior employment.; Missing LOE for employment gap between current and prior employment, LOE provided only addresses gap between end of school and first job.

orrower was job searching during a global pandemic, her prior employment ended two weeks prior to shut down of US States. XXXXX shut down occurred XXXXXX XX, XXXX with XXXXXX Order April X, XXXX, adding hardship to those seeking employment. Borrower has maintained consistant work with current employer for XX months as of XXXX and note dates, gap in empoyment due to global pandemic does not require additional explanation.

Pandemic reason for job gap...searching after end of job left.  The state orders are also submitted for the XXXX pandemic during that timeframe.  Also the DU does not ask for LOX on any length of job gaps.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
793492	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines
Discrepancy between employment dates on Final XXXX and VOE for prior employer. Possibly an employment gap to be addressed.; Discrepancy between employment dates on Final XXXX and VOE for prior employer.

There is a XX day discrepancy, borrower began X/XX/XX with XXXXX, prior employment start and end dates do not need to be verified. Any gaps between XXXXX and prior employer would be outside X year history as of note date and would not be considered for risk assessment.

Pandemic reason for job gap...searching after end of job left.  The state orders are also submitted for the XXXX pandemic during that timeframe.  Also the DU does not ask for LOX on any length of job gaps.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
793492	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. Portions of page X are missing.	Please note updated copy of AUS for review to cleear exception	The AUS is received.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
795427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment Purchase. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

795427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
XXXX property tax amount on Final CD than property tax source in file. Missing source used for DTI calculation.  Also, the XXXX reflects an extra $XX for the PITI on the primary. Missing source documentation for this debt.; Borrower liabilities verified indicator is Partial - missing some source documents for the subject property PITI calculation and primary residence PITI calculation based on what was used in the AUS/XXXX DTI calculation
													Please see HOA dues for primary residence; The final CD and documents on file are consistent. P&L $X,XXX.XX, HOI $XXX.XX, tax $XXX.XX based on title XXXX estimate, HOA $XX, total PITIA $X,XXX.XX	Borrower liabilities verified indicator is Present; tax and insurance on subject property reosolved. Remain missing evidence of HOA on primary residence (XXXXX) of $XX monthly. Condition remains
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

820510	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

820510	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Final Loan Application is Missing	The final XXXX for each borrower is missing. Please provide signed/dated final XXXX for each.; Final loan application is Missing		Final loan application is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

814351	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance was not ran on subject property due to the business purpose document located on page XXX
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

814351	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	The file does not contain a fraud report; Fraud report Missing.	fraud report provided for review and exception clearance	Fraud report Present.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

814351	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.; The CU score X.X page XXX	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

814351	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third party valuation is missing; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832502	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832502	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Investment purchase. Exempt from compliance review.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832502	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing source document used for the XXXX $X,XXX.XX PITI amount used for the primary residence, with no Xnd mortgage. The source document in file reflects PITI payment of $X,XXX.XX . There is a mortgage statement that reflects this payment which includes escrows. There is also a X/XX/XX CD showing a recent c/o refinance for this property which shows the PITI payment as $XXXX.XX with escrows. There is an LOE which indicates no HOA.

There are extra debts listed for the Monthly insurance, Taxes, Association Dues for the XXXX XXXX XX and XXXX XXXX XX properties on the Final XXXX (pg XXX) but no supporting documentation for this.; Borrower liabilities verified indicator is Partial ---- discrepancy between primary mortgage housing payment. Souce document reflects $X,XXX.XX but $X,XXX.XX was used. Missing source document for the higher amount.

Please note, the CD for the primary residence is accurate and loan details have been updated accordingly. Please see the updated AUS with XXXX for verification of eligibility. The extra debts noted for the REO located at XXXX XXXXXX and XXXX XXXX are due to rental income being used to qualify from those properties. The expenses are the difference between the total expenses in Schedule E (Line XX) and the declared taxes, insurance, HOA dues, mortgage, and depreciation. For example, for the REO at XXXX XXXXXXX, the Total Expenses are $XX,XXX. When Line X, Line XX, Line XX, and Line XX are subtracted from the total expenses, $XX,XXX (XXX.XX/mo) is the amount of misc. expenses remaining. This must be considered in the rental income calculation, so it will also appear on the XXXX as additional housing expenses. This will be applicable for all REOs using rental income calculated from tax returns.
Borrower liabilities verified indicator is Present; received updated LP, XXXX and final CD for primary property. Review of documentation. Condition cleared.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832502	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. We determined the DTI to be XX.XXX% after reviewing all debts and income, including rental income/losses. Please provide documentation to cure.	Please review DTI breakdown provided to support lender ratio. If discrepancies remain, please provide specifics on what part of ratio is inconsistent with documentation	The AUS is received. Recvd updated findings and DTI changed.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832502	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcripts are missing	There is a loan approval condition for tax transcripts (pg XX). There are no transcripts found in the file.; The borrower transcripts is Missing	lender is investigating	The borrower XXXXT is Not Applicable; Updating system to show not applicable. I do not see that the LP findings are requiring the tax transcripts be obtained.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

765170	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

765170	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU score not available. TPV report is required please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

755902	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

755902	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

827668	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827668	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. We are missing the breakdown of the MISC amount of $XXXX.XX for the primary residence listed on the XXXX as well as proof of the updated tax amount for the subject property.

$X,XXX.XX was left in error, this is as a result of the broker submitting estimated REO expenses at initial submission, UW should have removed once we received documentation that taxes and insurance are escrowed. See attached mortgage statement and updated AUS.&#xXD;
In regards to subject property, this is a XXXXX purchase transaction. There is no tax bill to provide. XXXXX purchase taxes are based on X.XX% of the purchase price, this is the industry standard due to how XXXXX re-assesses property taxes. See attached subject purchase agreement showing $XXX,XXX x X.XX% = $XX,XXX.XX annual / XX = $XXX.XX per month used to qualify.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827668	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827668	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

777151	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

777151	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

777151	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

799936	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

799936	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

818324	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
818324	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
818324	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX no further review required exception cleared; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per AUS of XX.XX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test
This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested; This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX ,  XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.If a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.XXXX XXXXXXX XXX §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including any corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Validation Test
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
Disregard exception. ; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

782312	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX	PNL provided no further review required exception cleared
The qualifying back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX. no further review required exception cleared; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX

Borrower X has significant job time - Borrower has XX years on job ; Borrower has more than XX years at current residence - Borrower at current residence XX years ; Borrower has stable job time - Borrower has XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX.XX are greater than the Guideline Minimum of XXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

776620	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
776620	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	DTI is within X.XX% tolerance ; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX
 Please see attached updated AUS. LP was incorrectly excluding XXXX XXX XXX installment for XX payments or less remaining, which is why LP showed X.XX%, although balance and payment indicate just over XX months remaining. XXX updated liability balance in order to make sure LP does not exclude this debt.

The qualifying back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX. Lender provided a new LP AUS and DTI is X.XX%.  Updated income for BX and reset the subject property income set in system and DTI came in line but was over by X.XX% so updated Verifi DTI since still within the X.XX% tolerance.

755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX no further review required exception cleared
The qualifying back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX. no further review required exception cleared; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX
Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test
This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.
														This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested	Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
														This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX.XX(f)(X)(i) no later than XX business days before consummation.

This loan passed the initial closing disclosure delivery date test.( XX CFR §XXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX.XX(f)(X)(i) no later than XX business days before consummation.
Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (no waiting period required). ( XX CFR §XXX.XX(f)(X)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as "In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §XXX.XX(f)(X)(ii), if the disclosures provided under §XXX.XX(f)(X)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction.

This loan passed the revised closing disclosure delivery date test (no waiting period required).( XX CFR §XXX.XX(f)(X)(i) )The revised closing disclosure delivery does not require a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is at or before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is at or before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §XXX.XX(f)(X)(ii), if the disclosures provided under §XXX.XX(f)(X)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction.
Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; Broker Fee paid by Lender added to CD dated XX/XX/XXXX without Valid Change of Circumstance, exception is valid, please provide Valid Change of Circumstance or PCCD, Proof of Refund, Letter of Explanation and Proof of Shipping for Cure Requirements.; This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).

This loan passed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).
Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan passed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
Borrower has stable job time - Borrower has XX years at job.
755520	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).

This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).
Borrower has stable job time - Borrower has XX years at job.
791126	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

791126	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

791126	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.		Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

807225	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

807225	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

807225	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.		Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXX.XX(f)(X)(i) no later than XX business days before consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Consummation Date and Closing / Settlement Date Validation Test
This loan failed the TRID consummation date and closing / settlement date validation test. This loan did not provide the consummation date or the closing / settlement date, which is required for the auditing the following timing tests:Initial Loan Estimate Delivery Date Test (prior to consummation);Revised Loan Estimate Delivery Date Test (prior to consummation);Initial Closing Disclosure Date Test;Revised Closing Disclosure Date Test (No Waiting Period Required);Revised Closing Disclosure Date Test (Waiting Period Required);Reimbursement Date Test;Post-Consummation Event and Revised Closing Disclosure Delivery Date Test;Non-Numeric Clerical Error and Post-Consummation Revised Closing Disclosure Delivery Date Test; andPost-Consummation Cure Reimbursement and Revised Closing Disclosure Delivery Date Test.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Post-Consummation Revised Closing Disclosure Date and Consummation Date Validation Test
This loan failed the TRID post-consummation revised closing date and consummation date validation test.This loan contains a post-consummation revised closing disclosure delivery date that is before the consummation date, or closing/settlement date if consummation date was not provided. Please review the loan data to ensure the dates are in the correct fields.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Post-Consummation Reason for Redisclosure Validation Test
This loan failed the TRID post-consummation reason for redisclosure validation test.This loan contains a post-consummation revised closing disclosure delivery date but does not provide the reason for the redisclosure after consummation. The reason is required in order to audit post-consummation redisclosure timing tests.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721464	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

730070	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

626685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

626685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The borrower income verification does not match approval
The loan is missing documenation to support consisitant receipt of $XXX.XX in rental income from the borrowers accessory unity.   We also need to determine which property.  If the borrower is renting the borrowers  primary residence we would need to document XX months consistant reciept of payments, how long the tenent intends to occupy the property  and a letter of explanation. ; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX

Please note a small update has been made to the subject property rental income, which is being derived from the lease for Unit X on file and the XXXX for rental schedule. The total qualifying rental income for the subject is $XXXX. Please note the DTI breakdown for full ratio support, along with AUS and XXXX. if further discrepancies remain after reviewing both exceptions, please provide specifics as to which components of calculation are noted as inconsistent
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

626685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; The loan is missing documenation to support consisitant receipt of $XXX.XX in rental income from the borrowers accessory unity.   We also need to determine which property.  If the borrower is renting the borrowers  primary residence we would need to document XX months consistant reciept of payments, how long the tenent intends to occupy the property  and a letter of explanation.

Providing new income worksheet with different verbiage to support same income. Income is derived from X-X unit non-subject primary residence XXX XXXX XX. XXXX for full pitia expense in liabilities and taking rental income amount from XXXX returns for more conservative approach.

The borrower income verification does match approval; Income matches AUS, documents provided in file. exception cleared ; LOX on the rental of primary residence accessory unit.  Schedule E income verified however there is no lease or LOX in file indicating information relating to this income.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

626685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

626685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Prohibited Fees Test
Not Valid, Compliance is not required.; This loan failed the  prohibited fees test. (XXXX §XXXX, XXXX §§XXXX)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than XX business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of XXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXX.XX(o)(X) becomes inaccurate, as defined in §XXX.XX.(B) The loan product is changed, causing the information disclosed under §XXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXX.XX(f)(X)(i) no later than XX business days before consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Total of Payments Test
This loan failed the TRID total of payments test. ( XX CFR §XXX.XX(o)(X) )The total of payments is $XXX.XX. The disclosed total of payments of $XXX.XX is not considered accurate because it is understated by more than $XXX.XX.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Fraud report received. Exception cleared. ; Fraud report Present.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

783856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of XXX.XX is not sufficent. The subject loan amount is XXX.XX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
Updated hazard insurance amount. Exception cleared. ; Hazard insurance coverage is sufficient.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

690001	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

690001	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.	fraud report provided	Fraud report Present.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

690001	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

101806	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

101806	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX		upon further review policy effective was prior to note date. exception cleared
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

838850	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

838850	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Late Fees Test
This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXXXX® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment.
Exception Cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

838850	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
Exception Cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

838850	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan passed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).
Exception Cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

838850	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
This loan passed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXX.XX(e)(X)(i) or (ii), the creditor complies with §XXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
Exception Cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

838850	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXX.XX(e)(X)(i).
Exception cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

771138	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

771138	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

477409	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. We are missing verification of the HOA for the borrowers primary residence as well as a breakdown for the additional amounts of $XXX.XX for the borrowers second invesment property per the XXXX. ; Borrower liabilities verified indicator is Partial. We are missing confirmation of the HOA on the borrowers primary residence as well as clarification of the $XXX.XX for the borrowers second investment property.
													Please see attached evidence primary has no HOA dues as this is an SFR. Secondary property is escrowed and attached is the evidence of HOA dues, there are no other exepense for this property.	Borrower liabilities verified indicator is Present	d
477409	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third Party Valuation Product not provided and CU score was not provided. Per XXX deal guide, if the CU score is greater than X.XX, a secondary valuation product is required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.
													Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

433716	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

433716	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Security Instrument Indicator is Missing	Security Instrument is missing from file.; The security instrument indicator is Missing	See provided security instrument	The security instrument indicator is Present
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

433716	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third party valuation product not provided and the UCDP Report was Not Eligible. Per the XXX deal guide, if the report is Not Eligible a secondary valuation product is required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.
													AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

640399	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
640399	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Both Borrower(s) most recent year XXXX Schedule E discloses ownership in REO property located at XXX XXXX XXX, XXXX XXXX, XX XXXXXX. Missing proof of documentation for verification of whether or not the Borrower's still have ownership in the property. Without documentation, verification of current XXXX components is required and monthly payments must be included into the DTI.
													documentation provided no further review required exception cleared	Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
640399	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
592258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
 Please see attached evidnece of new XXX loan for XXXX XXXX, new payment XXXX.XX includes taxes and insurance and there is no HOA. For the social security income, it is allowable to gross up XX% of the social security income since the social security administration does not required anyone to pay taxes on more than XX% of this income. Please see attached supporting REO documents and rental calculations. DTI is XX.XX%. Taxes and isnurance for XXX XXX XXXX taken from XXXX XXXXs.  XXXX XXXX is escrowed, see attached mortgage statement

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

592258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.	See attached fraud report	Fraud report Present.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

592258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

592258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; DTI of X.XX%. Lender calculated rental income total for all properties without properly providing documentation (rental income worksheet, current lease agreements, etc.) to determine how and what they calculated as far a net rental income for each property.

Evidnece of new XXX loan for XXXX XXXXXXXX, new payment XXXX.XX includes taxes and insurance and there is no HOA. For the social security income, it is allowable to gross up XX% of the social security income since the social security administration does not required anyone to pay taxes on more than XX% of this income. Please see attached supporting REO documents and rental calculations. DTI is XX.XX%. Taxes and isnurance for XXX XXX XXXX taken from XXXX XXXXs.  XXXX XXXX is escrowed, see attached mortgage statement

Updated AUS provided in file. DTI within X% tolerance. ; The AUS provided shows a subject property net cash flow of $XXXX.XX which is the calculated rental amount per the Schedule E. However, this does not take into account the new payment amount. Per our calculations it should be $-XXXX.XX. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

855985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

855985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

855985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

855985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval  The borrowers paystub identifies the borrower being employed on a employment contract.. XXXX XXX requires a copy of the borrowers employment contract.  Additionally since the borrower is a XXXX, we need verification that the borrower is recieving pay all year long.

The district is a public school district, there is no reason to belive the borrower does not have continuance. The prior year earnings from the same school district noted on the WX support XX months of earnings, but income can be reduced to a XX month earning schedule and the loan still qualifies. Exception cleared. ; The borrower income verification does match approval

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

855985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX		Updated policy.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

832286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing
832286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X
832286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Please provide a breakdown of the additional amounts on the XXXX for Scholarship in the amount of $XXX.XX (we do see this includes the HOA but that is only $XXX.XX a month) and for XXXX in the amount of $XXX.XX.
Borrower liabilities verified indicator is Present
832286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	Please provide VVOE for self employed co-borrower. There is no CPA letter, business license printout, etc available in the file.		Provided internet search of business owned by co-borrower, plus UW confirmation signed. This is sufficient per FNMA guidelines for SE borrowers VVOE. It is dated within XXX days of closing.
832286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
825555	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

825555	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX

Based on documents that are in file such as calculated income, mortgage and tax statments as well as liabilities the DTI exceeds what was reported on AUS. Please provide how DTI was calculated intially with supporting documents.

The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

863530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

863530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

872685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

872685	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

123857	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

123857	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

894767	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

894767	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

894767	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX
Account for liability that was paid off per LP omitted from the DTI. Exception cleared.; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

837599	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

837599	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

816419	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

816419	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Credit Report is Missing	Borrower needs to provide an updated credit report the credit report is missing from the file ; Missing Borrower credit report	Please see credit report uploaded for review	Borrower credit report received
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

816419	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial	Please see credit report uploaded for review
The primary housing payment was $X,XXX per month the first year, and increased to $X,XXX as of XXXXX XXth. Two months rent is verified with the older $X,XXX payment and a half month increase payment of $X,XXX with the VOR on file. The final CD for both REOs are provided with AUS, XXXX, and XXXX. ; Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.; Borrower liabilities verified indicator is Present; Provide proof of current housing payment on primary residence. Documentation in the file is not matching.  Also provide new payment information for XXX on REOs at XXXX XXXX and XXX X XXXX X.

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

816419	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of X.XX; The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. DTI slightly over AUS but within X% tolerance.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; DTI on AUS is X/XX% however the housing payment for primary residence per the VOR in the file is $XXXX per month and AUS/XXXX is stating borrower only pays $XXX in rent.  Documentation does not support which has the DTI high on front end.  Please submit information to support the $XXX per month rent for the primary residence on XXXX XXX or provide the final AUS submission.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

784361	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Compliance Ease not ran, business purpose on page XXX; The loan is in compliance with all applicable laws and regulations.
784361	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Need the most current lease agreements for the properties located at:
XXX X XXX XXXXX, XXXX, XX XXXXX
XXX XXXXX XXX, XXXX, XX XXXXX
XXX XXXX XXXX, XXXX, XX XXXXX
XXXX XXXX XXXX, XXXX, XX XXXXX
XXXX XXXX XXXX, XXXX, XX XXXXX
XXX XXXXX XXX, XXXX, XX XXXXX
XXX XXXX XX, XXXX, XX XXXXX
Rental income calculated with Schedule E. Exception cleared.; Borrower liabilities verified indicator is Present
784361	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX	loan was approved thru XXXX(LP) and freddie confirms tghat negative rent loss should be included in total monthly debt rather than being subracted from qualifying income
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX;
;
Rereview per FNMA guidance.  condition cleared; The rental income is looked at as a total number, not broken down by each individual property when being included in the AUS findings, per XXXX.  The negative rental amount is being washed out by the positive rental amounts, so the total net rental income all together is positive.     ORIGINAL PLS CA RESPONSE: Loan was approved thru XXXX(LP) and freddie confirms  that negative rent loss  should be included in total monthly debt rather than being subracted from qualifying income; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through XX and XXXX confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.

784361	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	The UCPD did not returned any findings pg XXX	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided
739712	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

739712	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

739712	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

739712	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%;
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

838524	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

838524	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The XXXX XXXX's are not signed. The loan file is also missing proof of HOA dues for the borrowers investment properties and primary residence	Received copy of XXXXC, evidence of payment of tax due of $XX,XXX. Remains missing verification documentation of HOA dues for all properties.
The borrower income verification does match approval.  HOA information updated.  Also updated all REO input into Verifi.; Please see the attached HOA dues and Schedule E of the XXXX tax returns.  Schedule E is reporting XXX fair rental days on the most recent years returns, so therefore the PITIA amounts can be used from Schedule E to qualify.  Also provided Statement XX to show confirmation that the expenses are for association dues.   ORIGINAL PLS CA RESPONSE: Received copy of XXXXC, evidence of payment of tax due of $XX,XXX.  Remains missing verification documentation of HOA dues for all properties.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

838524	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

858412	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

858412	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

858412	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

855162	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
855162	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; tax docments needed for other properties		Borrower liabilities verified indicator is Present. Tax information is provided on the Schedule E. Condition cleared.; Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
855162	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX
Please note, lender provided ratio matches AUS, our tech will always apply rent loss to the liabilites and never subtract from the rental income. The lender used the apppropriate method. Please refer to DTI breakdown to verify, as lender method matches AUS findings.

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX- no further review required; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through XX and XXXX confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
855162	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Unavailable.; Third Party Valuation Product Provided.
AVM received;origination value supported within XX%
Third Party Valuation Product Provided.; XXXX UCDP shows not eligible so TPV report is required, please provide.; Third Party Valuation Product Not Provided and XXXX XXXX Rep & Warrant Relief is Not Eligible.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
855162	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product IS not required; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	AVM received;origination value suppported within XX%
Third Party Valuation Product Provided; XXXX UCDP shows not eligible so TPV report is required, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
863079	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
863079	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
835454	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

835454	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

835454	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

835454	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

741697	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

741697	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

807364	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Compliance Ease was not required. ; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

807364	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

793227	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

793227	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

793227	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX
Corrections made to rental income. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

796434	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; This is a business purpose loan (pg X). Exempt from compliance review.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
796434	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
796434	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
Missing VVOE completed within XX days of closing as required (pg XXX). Also, less than XX years employment information provided on the Final XXXX (XXX).; Missing VVOE completed within XX days of closing as required (pg XXX). Also, less than XX years employment information provided on the Final XXXX (XXX). LOE indicates prior job information (pg XXX).
														XXXX tax returns and YTD XXXX paystub provided. Exception cleared. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
796434	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Missing documentation to support the income used. The income worksheet provided (pg XXX) reflects a value of $XXX.XX based on average income from XX prior years + YTD.  This is the income used in the approval. Source documents provided for YTD commissions (pg XXX), XXXX commissions (pg XXX) and XXXX commission (pg XXX).  The last XX prior year WXs were required (pg XXX)  but only XXXX WXs were provided.  An unsigned XXXX XXXX and end of the year XXXX paystub was provided insstXXXXX.; The borrower income verification does not match approval ----- Missing documentation to support the income used. The income worksheet provided (pg XXX) reflects a value of $XXX.XX based on average income from XX prior years + YTD.  This is the income used in the approval. Source documents provided for YTD commissions (pg XXX), XXXX commissions (pg XXX) and XXXX commission (pg XXX).
														XXXX tax returns and YTD XXXX paystub provided. Exception cleared. ; The borrower income verification does match approval	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
796434	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcripts are missing	Lender condition for tax transcript (pg XXX). Evidence this was requested but not received is in the file (pg XXX-XXX).; The borrower transcripts is Missing		Transcripts not warranted. Exception cleared. ; The borrower XXXXT is Not Applicable	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
764513	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

764513	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

849856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Investment purchase. Exempt from compliance.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

849856	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	No credit exceptions found.; The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

125106	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
125106	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The file has X borrowers. The file is missing the XXXX for XXXX XXXX		Coborrower XXXX received. Exception cleared.; The transmittal summary is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
125106	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.XX (Total Income of XXX.XX, Orig PITI of XXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of X.XX; Please provide a breakdown of the DTI. When using the calculated income for the Xnd borrower (which does not match the AUS), we are over X.XX% below the DTI calculated on the AUS and when we use the calculated YTD income (which does match the AUS), we are more than X.XX% over the DTI on the AUS.

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX- no further documentation required- DTI due to rounding; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.
750829	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Provide evidence the borrower is permitted to make withdrawls, without severance from the borrower's employer.		documentation provided no further review required; Change severity of 'Asset Documents are Incomplete' from Material to Non-Material.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750829	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; Missing a change of circumstance for adding the loan origination fee on the X/XX CD; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X,XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
Exception cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750829	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and XXXX XXXX Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750829	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Qualified Mortgage Balloon Payment Loan
Balloon Payment Loan ( XX CFR §XXXX.XX(e)(X)(i)(C) )This loan has a balloon payment.A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.

Balloon Payment Loan ( XX CFR §XXXX.XX(e)(X)(i)(C) )This loan does not have a balloon payment.A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test
This loan failed the revised closing disclosure delivery date test (waiting period required).( XX CFR §XXXX.XX(f)(X)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §XXXX.XX(f)(X)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §XXXX.XX(f)(X)(ii)(A):(A) The annual percentage rate disclosed under §XXXX.XX(o)(X) becomes inaccurate, as defined in §XXXX.XX.(B) The loan product is changed, causing the information disclosed under §XXXX.XX(a)(X)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §XXXX.XX(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §XXXX.XX(f)(X)(i) no later than three business days before consummation.
This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test
This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX ,  XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including any corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).; This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested

This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested; This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX ,  XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including any corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested

This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Prohibited Fees Test
This loan failed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does charge fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

This loan passed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

757545	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Total of Payments Test
This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

693183	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

715326	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

715326	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

850228	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
850228	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
850228	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Hazard Insurance Indicator is Partial	Hazard insurance policy does not show a monthly or annual payment.		Policy is a master policy and will not be charged to the borrower so no premium is warranted. Exception cleared. ; Hazard insurance indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
822510	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

822510	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

822510	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	UCDP Summary Report is Missing	Third party valuation product was not provided. Per the XXX deal guide, if the UCDP is Not Eligible or not available, a secondary valuation product is required. ; The SSR indicator is Missing		The SSR indicator is Not Applicable
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

822510	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third party valuation product was not provided. Per the XXX deal guide, if the UCDP is Not Eligible or not available, a secondary valuation product is required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
													AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

874488	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

874488	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

856443	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance Ease not ran
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

856443	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

869369	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	no compliance ease was ran on this file; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

869369	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

859855	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

926954	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

926954	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908408	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.		The loan is in compliance with all applicable laws and regulations.;
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908408	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908408	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Please provide proof of the borrowers primary HOA as it shows on the CD there are HOA fees but there are no proof of them in the file. ; Borrower liabilities verified indicator is Partial		Proof of HOA provided. Exception cleared.; Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908408	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908408	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.; Third Party Valuation Product Provided	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908408	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
It appears the AUS DTI was calculated using the old primary payment amount as both the front end and back end are off. Please provide the updated AUS showing the changes or provide the breakdown of the DTI calculation. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Updated DU provided. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

848761	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.		The loan is in compliance with all applicable laws and regulations.;
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

848761	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

848761	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing. The one provided is the short version and shows there is a possible EPLS match.		Fraud Report received. Exception cleared.; Fraud report Present.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

847522	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

847522	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

847522	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	Please provide full copy of the AUS as the top section is not available. ; The AUS is Partial		The AUS is received. Exception cleared.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

768621	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower was qualified using Schedule C income. AUS requires a third party verification for that business no more than XXX days prior to the Note date, however, this was not provided in the loan file.	provide third pary documentation- CPA letter/business license the internet search in the file meets requirements for VVOE on SE borrower;  Provided third party search from XXX.com that verified the business' phone listing and address for the Schedule C business "XXX XXXX XXX".  XXX.com is considered an acceptable third party veriffication because the information cannot be altered or created by the borrower themselves.  The guidelines/AUS findings do not specifically state that we need a CPA letter or business license, therefore the XXX.com phone listing search is acceptable.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

768621	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.		Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

780075	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780075	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Please provide a breakdown for the amount of $XXXX.XX listed on the XXXX as part of the additional monthly expenses for the borrowers primary residence.
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test
The final CD is signed and dated XX/XX/XXXX.  The disbursment date on the CD is  XX/XX/XXXX.  Please provide evidence of the funding date.; This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
Missing a valid COC for the addition of the   $XXX discounts on the XX/XX/XXXX CD; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Missing a valid COC for the addition of the   $XXX discount points on the XX/XX/XXXX CD; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX. Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report	Received copy of credit report	Borrower credit report received
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing	Borrower liabilities verified indicator is Missing as credit report is not available.	Received copy of Credit report.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Minimum Trade Line Requirement Not Met	Borrower(s) have not met the minimum tradeline requirement per lender guidelines. Missing credit report to verify	Received copy of credit report	Borrower(s) have met the minimum tradeline requirement per lender guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Missing credit report to verify housing history	Received copy of credit report	Housing delinquency meets guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial
The AUS is Partial. After reviewing file, many documents are missing to verify total PITI and rental income. Based on our calculations of what we do have, we've determined the back end DTI to be XXX% which is outside of the XXX% tolerance of the XXX% DTI we were provided on the AUS. Please provide necessary documentation to cure.
The AUS is received.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%
The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; It appears losses from cleaning and maintenance, repairs, and supplies were added back into the calculation of rental income. Freddie indicates that only one time losses such as casualty loss or repairs can be considered and only when documentation is provided to confirm it was a one time occurance. This documentation was not provided in file. ; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784994	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval	Missing verification of PITI and lease agreement for XXX, not reflected on Schedule E. Condition remains
The borrower income verification does match approval.  Found XXX HOA amounton settlement in file for this property to verify amount.  Updated system.; Provided Final CD for the property at XXX along with HOA dues and Rental Lease agreement.  ORIGINAL PLS CA RESPONSE: Missing verification of PITI and lease agreement for XXXX on, not reflected on Schedule E.  Condition remains; PITI for XXXX cleared as well as rental income verified;
Rental income verified forXXXX;
HOA XXXX verified;
Still missing XXXX HOA verification; Provide the lease agreement or proof of rental income for XXXXX and XXXX. Additionally, proof of the new PITI is needed for XXXX as well.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

729021	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

729021	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

729021	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%&#xXD;	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

817868	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

817868	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XXX Years

817868	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

701678	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

701678	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

701678	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%&#xXD;	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

824870	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

824870	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

878402	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

878402	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

878402	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

108027	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

108027	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

108027	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided.
Change severity of 'Third Party Valuation Product not Provided.' from Material to Non-Material.; The exception for client requiring an AVM is non material, an AVM is not required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Provided
Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

108027	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Third Party Valuation Product Provided	AVM received; origination value supported within XXX%
Third Party Valuation Product Provided; CU Score is not provided so TPV report is required, Please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

651064	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

651064	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.		The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

651064	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Appraisal date is greater than XXX days from Origination date.	Appraisal dated XX/XX/XXXX is greater than XXX days from Note date of XX/XX/XXXX.		Recertification of value available dated XX/XX/XXXX
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

651064	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Missing	The transmittal summary is Missing		The transmittal summary is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

651064	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

821221	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

821221	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. The borrower rents her primary residence and only two months of payment history are available.	Please see the attached documents. Per LP guidelines XXXX.X (iv) verification of rent from the landlord supported by XXX months payments are needed.
Housing delinquency meets guidelines.  Lease, LOX on increase in rent, proof of recent XXX payments submitted.  LP guidelines also submitted for documentation and this information provided does support the guidelne.; The borrower rents her current residence and only two months of payment history are available.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

825738	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

825738	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

825738	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The Other income used to qualify is not calculating out to what lender used to qualify.  Short by $XXX.  Also the HOI for property at XXXX is showing $XXX/year but the expenses lender indicates do not add up to having the other $XXX loss for this rental per month.; The borrower income verification does not match approval.  The Other Income used to qualify is not calculating out to what lender used.  Calculations are coming up to $XXX over the last XX months per the YTD and Previous Year YTD.  DTI is slightly over due to the income figure.
Income recalculated. Exception cleared. ; The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

825738	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX; "other income" calculation is not calculating to what Lender qualified at.  The calculation for YTD of past XX month equals $XXX per month.  Lender calculation worksheet does not explain clear enough how they calculated this income.  It also does not align with WVOE in file from employer dated XX/XX/XXXX.
Income recalculated. Exception cleared. ; The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

825738	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.; CU score is X.X which makes this loan require the TPV report. Please submit.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

825738	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; CU score is XXX which makes this loan require the TPV report. Please submit.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment purX. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial
The AUS is Partial. After verifying the accurate debts and income, we've determined that the UW used a lower income amount when we have XXX years worth of taxes to justify a XXX year average of $XXX for monthly income. Due to the higher income, the DTI is now XXX% and is now outside of the XXX% tolerance window from the XXX% that we were provided. Please provide necessary documentation to cure.

AUS complete. Exception cleared.; The AUS is received.; The calculated DTI is over XXX% lower than the AUS DTI. I calculated a higher income using a two year average based on XX/XX/XXXX and XX/XX/XXXX XXXX tax returns at $XXX (pg XXX & XXX). The AUS uses a lower income. Missing documentation to explain the reason for the alternate lower income usage of $XXX (pg XXX, XXX, XXX).

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Incomplete XXXX returns due to missing statement attachments for line XX answer.; The borrower income verification does not match approval - incomplete business returns provided. Missing the attachments for line XX explanation.
													Please see attached.	The borrower income verification does match approval. Schedule XXXX for taxes was provided.; XXXX incomplete missing attachment- statment referring to line XX
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Originator NMLS is Not Active
The loan originator, XXXX XXXX with NMLS ID XXX is not listed as approved to do business in XX.; The originator NMLS status is Not Active --- The loan originator, XXXX XXXX with NMLS ID XXXX is not listed as approved to do business in XX.
The originator NMLS status is Active
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.; Due to the CU score a third party valuation is required but is not in the file.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.; Due to the CU score a third party valuation is required but is not in the file.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

125775	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	There was no verbal verification of employment provided as required by the loan conditions (XX); There is no verbal verification of employment		VVOE provided in file. Exception cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

867655	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

867655	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

864511	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
864511	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
864373	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

884401	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

884401	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

900711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

900711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Provide the HOI, HOA (if applicable), and proof of tax amount for the borrowers primary residence. Per the mortgage statement provided, the taxes and insurance are not included in the payment.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

900711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	VVOE should be verified within XX business days of closing		documentation provided no further review required
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

900711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.VVOE should be dated within XX business days of closing		documentation provided no further review required
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of X.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

900711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%

The qualifying back-end DTI of XXX% (Total Income of XXX%, Orig PITI of XXX%, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% The back-end DTI of XXX% (Total Income of XXX%, Orig PITI of XXX%, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% -AUS-LP due to rounding increase to XXX% no further review required; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; Exception cleared as offset for subject property added. ; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of X.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

900711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval- taxes, insurance for primary residence of XXXXX XXX, XXX and XXX		Updated exception to liabilities verification as primary residence is not a part of the income. Exception cleared.; The borrower income verification does match approval
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of X.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

876003	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

876003	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

833169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test	Exception is invalid, Compliance testing is not required on Limited Cash Out Refinance.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

833169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; Exception is invalid, Compliance testing is not required on Limited Cash Out Refinance.; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

833169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; Exception is invalid, Compliance testing is not required on Limited Cash Out Refinance.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

833169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

833169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

831174	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

831174	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; Provide breakdown of the Monthly Insurance, Taxes, Association Dues (on the XXXX) for the investment properties at XXXXXX XXX and XXXXXXXXX XXXXX. Per an email in the file, there are HOA dues but they were not provided. Both mortgage statements show PITI is included so confirmation of what these amounts are for is needed.
													Please see the attached HOA dues for XXX and XXX.	Borrower liabilities verified indicator is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

831174	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial; The AUS has the incorrect loan amount per the Note.	Please see correct AUS findings	The AUS is received. AUS updated to show correct loan amount to match note.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

854191	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

854191	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

854191	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided; XXXXXXX XXX shows as not eligible so a XXX report is required, please provide.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

846387	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

846387	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

697094	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

697094	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage of $XXX is not sufficent. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
													Please see attached HOI policy and statement from the HOI agency stating the dwelling coverage is the replacement cost of the property.	Hazard insurance coverage is sufficient. Received email confirmation of replacement is dwelling from insurance agent.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

697094	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.		Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

697094	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

772213	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

772213	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

772213	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

772213	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

769154	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval		The borrower income verification does not match approval. Provide the proof of PITI for XXX. The available mortgage statement is for the prior refinanced mortgage.		Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
769154	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
769154	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. After reviewed all debts & income, we have determined the back end DTI to be XXX% compared to the XXX% provided on the AUS. Please provide documentation to cure.		REO income recalculated. Updated AUS is not required. Exception cleared. ; The AUS is received.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
769154	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%

The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The qualifying back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
769154	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.		The exception 'No Credit Findings' is cleared.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Consummation Date and Closing / Settlement Date Validation Test	Exception is invalid. Loan is not subject to TRID.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test	Exception is invalid. Loan is not subject to TRID. ; Change severity of 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' from Material to Non-Material.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Post-Consummation Reason for Redisclosure Validation Test
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  X.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test	Change severity of 'Consummation or Reimbursement Date Validation Test' from Material to Non-Material.; Exception is invalid. Loan is not subject to TRID.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test	Exception is invalid. Loan is not subject to TRID. ; Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than XX% Test
This loan passed the charges that in total cannot increase more than XXX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XXX% ($XXX) do not exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures. An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XXX%; (B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test	Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; Exception is invalid. Loan is not subject to TRID.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test	Change severity of 'Lender Credits That Cannot Decrease Test' from Material to Non-Material.; Exception is invalid. Loan is not subject to TRID.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial.; Please provide confirmation the borrower does not have any HOI or HOA on the primary residence.	Received verificaiton of HOI, no HOA on primary res. Condition cleared	Borrower liabilities verified indicator is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.
Please see the attached RCE and HOI policy. The guideline states that the coverage must provide for claims to be settled on a replacement cost basis. The policy dwelling coverage covers the replacement cost of the property as determined by the insurance company. This is within DU guidelines of adequate coverage.
Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%

The qualifying back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.; Third Party Valuation Product Provided.; Third Party Valuation Product Not Provided and CU Score is XXX.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

767204	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

754990	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

754990	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

754990	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of %XXX; AUS reported DTI : Front end- XXX% Back end- XXX%
Calculated DTI Findings : Front end- XXX% Back end- XXX%
Numbers are within exception window; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

AUS DTI adjusted to calculated amount. Exception cleared.; The qualifying back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; DTI variance is less than XXX% and not considered material; Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

741690	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
741690	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX% (Total Income of$XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The calculated subject property net rental income is lower than the -$XXX listed on the AUS. Please provide the rental calculations or provide the updated AUS.
PDF that was sent with the updated AUS was corrupt and could not be opened. Your updated REO worksheet aligns with ours, but we need the AUS to ensure accuracy on DTI.
The qualifying back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of$XXX) is not greater than the maximum allowable per AUS of XXX%. New AUS presented with rental income correction.  The DTI was slightly more than the new DTI showingof XXX% so updated verifi so exception will clear.  It is within the XXX% tolerance.;  Please see re-uploaded copy of AUS findings ; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%

784207	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

784207	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

820176	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

820176	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.
Third Party Valuation Product Provided.; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than XXX' from Active to Open Rebuttal.

Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXXX are greater than the Guideline Minimum of $XXX.

820176	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Required and addressed in previous exception.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XXX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

816438	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

816438	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

794919	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

794919	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

781166	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

781166	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Borrower's year XX/XX/XXXX Schedule E discloses the Borrower received Schedule K-X income from the following businesses: (XXX, LLC and XXX LLC). Copies of Schedule K-X(s) are missing. If Borrower is XXX% of more owner of the businesses, copies of year XX/XX/XXXX business tax return, along with all statements and schedules would be required.
The borrower income verification does match approval
Borrower X has significant job time - Borrower hasXXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		The exception 'No Compliance Findings' is cleared.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing
Missing verification of mortgage, Closing Disclosure and/or supplemental credit report for new mortgage with XXX Mortgage (acct#xxxxXXXXX) that secures REO property located at XXX. In addition, if current year taxes, hazard insurance, flood insurance policy (if applicable), HOA assessment (if applicable), verification of current year components is required.

Missing verification of mortgage, Closing Disclosure and/or supplemental credit report for new mortgage with XXX Mortgage (acct#xxxxXXXXX) that secures REO property located at XXXX XXXXXX XXXX XX. In addition, if current year taxes, hazard insurance, flood insurance policy (if applicable), HOA assessment (if applicable), verification of current year components is required.
													Please see attached closing disclosures for the properties XXXs and XXX. XXX is an SFR with no HOA dues. XXX is located in a PUD and HOA dues are also included.	Borrower liabilities verified indicator is Present. New XXX payment and HOA information was submitted. updated system.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XXX% exceeds the maximum allowable per AUS of XXX%		Updated to calculated value as it is within tolerance. Exception cleared.; The original LTV of XXX% is not greater than the maximum allowable per AUS of XXX%; Rounding issues
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

834184	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX% exceeds maximum allowable per AUS of XXX%		Updated to calculated value as it is within tolerance. Exception cleared.; The original CLTV of XXX% is not greater than the maximum allowable per AUS of XXX%; Rounding issues
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XXX Years

929748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

929748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial
CoBorrower liabilities verified indicator is Partial. We are missing an updated statement for the second borrowers primary residence showing the $XXX payment per the XXXX as well as the statement for the junior mortgage. Lastly, we need the proof of amount due for the second borrowers second home in the amount of $XXX.
CoBorrower liabilities verified indicator is Present; documentation provided no further review required
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

929748	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. We need the XXXX for the second borrower.		The transmittal summary is Present
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

873449	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
873449	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
873449	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial; Provide the lease agreements for XXXt and XXX. Additionally, we need the taxes & HOI for XXXXX and the breakdown for $XXX listed on the XXXX for XXXXXXXXX.
													provide lease agreement for XXX and XXX and taxes and insurance.	Documents provided. Exception cleared. ; Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
873449	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient	Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.
Hazard insurance coverage is $XXX, the subject loan amount is $XXX with the hazard insurance replacement coverage of Yes and estimated replacement value of $XXX.; Hazard insurance coverage of $XXX is not sufficient. The subject loan amount is $XXX with the hazard insurance replacement coverage of No and estimated replacement value of $XXX.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.
858657	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

858657	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

858657	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Since primary residence does not have a mortgage, we are unable to use the credit report to validate history.		Borrower owns home outright. No housing history needed. Exception cleared. ; Housing delinquency meets guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

774913	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

774913	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
Exception is invalid.; Change severity of 'Initial Closing Disclosure Delivery Date Test' from Material to Non-Material.; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of$XXX.

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Exception is invalid.; Change severity of 'Charges That Cannot Increase Test' from Material to Non-Material.; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
Exception is invalid.; Change severity of 'Reimbursement Amount Test' from Material to Non-Material.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX. Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
Exception is invalid.; Change severity of 'Lender Credits That Cannot Decrease Test' from Material to Non-Material.; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

784427	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

815955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

815955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

815955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

815955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

765093	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

765093	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	AVM received; origination value supported within XXX%&#xXD;	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

874462	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

874462	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XXX%&#xXD;	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

785257	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

785257	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

875709	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

875709	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

455710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

455710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. In order to correctly calculate the REO liabilities and income, we need the following information: Proof of new P&I for XXX; Taxes for XXX, XXX and XXX; HOI for XXX; any proof of HOA for all properties. Also, proof of taxes for the subject property as the tax cert provided and the amount collected on the final CD do not match. ; We also need the credit report mentioned on the AUS. The one provided does not match the borrowers credit scores.

Please see attached credit report. The only REO that has HOA dues is the condo located at XXX, please see document to verify. The other REOs are SFRs or X-X Units or vacant land, no HOA applicable. The final CD for XXX is uploaded for review. All other requested REO docs are uploaded for review. The taxes for XXXX are calculated from the returns, documentation provided to show current taxes are lower, so using more conservative amount to qualify. Subject taxes have special assessments, verify on title.

Borrower liabilities verified indicator is Present; The REO located at XXX is vacant land which would not require HOI. Please see verification of property type and tax documentation to support the XXXX. ; Taxes and HOI still missing for XXX.

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

455710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The qualifying back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX% The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%

The back-end DTI of XX.XX (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) exceeds the maximum allowable per AUS of XXX%; The back-end DTI of XXX% (Total Income of $XXX, Orig PITI of $XXX, Monthly debt of $XXX) is not greater than the maximum allowable per AUS of XXX%

Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

455710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

455710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

787368	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

787368	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report required for this loan. ; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

787368	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report required for this loan.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XXX%.	Desk Review received; origination value supported within XXX%	Third Party Valuation Product Provided
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $XXX are greater than the Guideline Minimum of $XXX.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
 Missing a valid COC for the decrease in lender credits on the  XX/XX/XXXX CD; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has stable job time - Borrower has xxx years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $xxx are greater than the Guideline Minimum of $xxx.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Lender Credits That Cannot Decrease Test
 Missing a valid COC for the decrease in lender credits on the  XX/XX/XXX CD; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower has stable job time - Borrower has xxx years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $xxx are greater than the Guideline Minimum of $xxx.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.		The loan is in compliance with all applicable laws and regulations.;
Borrower has stable job time - Borrower has xxx years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of $xxx are greater than the Guideline Minimum of $xxx.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Partial  The lender did not include the $XXX.XX a month tax payment for XXXX XX XXXth XXX.  The mortgage state in the file only includes the hazard insurance
Monthly tax amount for primary does not put DTI over tolerance. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Missing verification the borrower is permitted to make withdrawals, and severance from the Borrower's current employment is not required.		Terms of withdrawal not needed. Exception cleared.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

756997	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

109026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

109026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: AUS requires X months bank statements. There is only one month for the X account #XXXX with balance used on XXXX of $XX,XXX.XX.	AUS requires X months bankstatment-X account#XXXX was used on XXXX of $XXXXX.XX
Documentation reviewed and further review of file.; Please see the asset statement for X account XXXX and the DU guideline indicating that the lender is able to use X month statement starting immediately on XX/XX/XXXX; Guidelines changed prior to submission of DU but DU still requiring X mos bank statements.; FNMA guideline BX-X.X-XX was updated on X/X/XXXX to state that DU now only requires X months bank statements for purX transactions, and only X month bank statements for refinance transactions.  Our loan was a limited cash-out refinance that closed on X/X/XXXX after the guidance was updated.

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

109026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report required for this loan.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

545147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

545147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Desk Review variance to appraised value exceeds XX%	Third party Desk Review variance of -XX.XX exceeds XX% maximum allowed.		Additional third party valuation requested to support value.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

545147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Desk Review received; origination value supported within XX%
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

545147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI discrepancy seems to come from the REO calculation for XXXX (BX other investment property) which does not include the HOA fee in the amount of $XXX/month per the CD provided. Additionally, please confirm there are no property taxes to be paid on this property. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) exceeds the maximum allowable per AUS of XX.XX

The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) exceeds the maximum allowable per AUS of XX.XX&#xXD;
The total debt monthly debt is in Veri if $XXXX but the AUS is $XXXX.XX.  Provide final AUS&#xXD;
&#xXD;

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updated AUS provided with new DTI XX%.; The PITIA for the REO located at XXX XXXX has been updated. This is a cooperative and taxes are generally not the responsibility of the owner. The updated AUS has been provided.; The total debt monthly debt is in Veri if $XXXX but the AUS is $XXXX.XX.  Provide final AUS and rental calculations for reo's

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

545147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.		Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

724941	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

724941	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

724941	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
An updated AUS needs to be provided as the borrowers new primary payment per the CD provided is $XXXX.XX + $XX.XX HOA. Additionally, please confirm no rental income is being used on either investment property as the XXXX is showing none even though a lease was provided for XXXX XXXXX. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

AUS provided by Lender with DTI of XX%, calculated XX.XXX%, no variance.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

657060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

657060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing
For REO proeprty located at XXXXXXXXX Missing a copy of the Verification of Mortgage, Supplemental Credit (reporting the new mortagge) and/or Closing Disclosure for verification of new mortgage terms with XXX (acct#xxxxXXXXXXXXXXX). In addition missing the Escrow Analysis Statement (if applicable) and/or copies of current year tax bill, hazard insurance policy, flood insurance policy (if applicable) and HOA assessments (if applicable). Also missing proof of payoff for the XXXX card.
													Received copy of Comparable Rent Schedule for XXXXX XXXX. However, missing verificaiton of new mortgage payment with XXX and verificaiton of PITIA for rental income/loss calculation.	Borrower liabilities verified indicator is Present-provided documentation no further required; documentation provided no further review required
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

657060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI is exceeds Lender's determination by X.XX%. Lender did not provide lease agreement and verification of PITIA components for REO property located at XXXXXXXXX Qualified using full mortgage payment of $XXXX.XX monthly, which is what is disclose don the loan application. Our DTI is at XX.XX% which exceeds loan parameters DTI requirement of XX%.  The Lender qualified using net rental income losses of ($XX.XX). Final DTI exceeds guidelines by X.XX%. ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Omitted debt for XXXX card as well as added lease amount for the second investment property. Still waiting for proof of items but these were requested in additional exceptions. This exception is cleared.; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

657060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	For REO property located at XXXXX XXXX, rental income was used to qualify by the Lender. Missing a copy of the lease agreement and a copy of the receipt of prior X months rent or security deposit.	Received copy of Comparable Rent Schedule for XXXXX XXXX. However, missing verificaiton of new mortgage payment with XXX and verificaiton of PITIA for rental income/loss calculation.
The borrower income verification does match approval-documentation provided no further review required; documentation provided no further review required; provide rental calculation of loss for XXXXX XXXX along with final AUS

Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

806865	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

806865	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Fraud report Present.; Provided Fraud Report.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

721916	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721916	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing most recent mortgage statements, along with escrow analysis statements  (if applicable) and/or new Closing Disclosures that secures REO properties located at XXXX-XXXX XXXX; XXXX XXXXX; and XXXX XXXX.
Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

721916	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI exceeds Lender's DTI by XX.XX%. DTI is at XX.XX%. DTI is within loan parameter requirements of XX%. Without proof of all current PITIA component information for certain properties and without the Lender's rental income calculation worksheets, it is unknown of what the Lender's determination was for the net rental income total. ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXX.XX) exceeds the maximum allowable per AUS of XX.XX

Made updates based on the documentation provided but the DTI is still off. The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through LP and XXXX confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.

The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX;
;
Re-review of DTI per FNMA guidance; condition cleared; Provide a breakdown of the PITI for each of the REO properties, not including the subject. It appears they were being refinanced at the same time and we do not have proof of the PITI amounts/payments. Additionally, it appears the DTI discrepancy is caused by the incorrect method of rental income calculations using Schedule E. The loan was approved the DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income. ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832703	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832703	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832703	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
Difference of X.XX% from Lender's DTI. DTI is  within X% tolerance ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832703	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832703	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

833407	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

833407	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job.

876889	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Initial Closing Disclosure Delivery Date Test
Per Disclosure Summary there were TRID disclosures provided on X/XX/XX and X/XX/XX but both are missing from file.  If provided these may change the findings.; This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.; This loan failed the initial closing disclosure delivery date test due to one of the following findings:( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

876889	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Initial Loan Estimate Date and Initial Closing Disclosure Date Validation Test
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

876889	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Date Creditor Received Application Validation Test
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

876889	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	TRID Disclosure Delivery and Receipt Date Validation Test
This loan failed the TRID disclosure delivery and receipt date validation test due to one of the following findings:The Revised Loan Estimate Receipt Date is before Revised Loan Estimate Delivery Date; orThe Initial Closing Disclosure Receipt Date is before Initial Closing Disclosure Delivery Date; orThe Revised Closing Disclosure Receipt Date is before Revised Closing Disclosure Delivery Date.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

876889	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

872672	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
872672	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
872672	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing	For REO property located at XXXXX XXXXXXXXa. Missing a copy of the current year hazard insurance policy.		HOI amount taken from recent CD. Exception cleared.; Borrower liabilities verified indicator is Present	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
890842	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

890842	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811505	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

811505	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Provided.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

811505	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

876645	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

876645	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

876645	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial- provide credit supplement showing all debts that are paid in full		Payoffs were provided in the loan file. Exception cleared.; Borrower credit report indicator is Present
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872540	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
872540	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment XXXX. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	All Interested Parties Not Checked against Exclusionary Lists	All Interested Parties Not Checked against Exclusionary Lists ------ Four employers are listed on the Final XXXX, but only two employers are listed on the Fraud report.	no further review required	All Interested parties were checked and cleared with Exclusionary Lists- no further review required
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient
Hazard insurance coverage of XXXXXX.XX is not sufficient. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.; The hazard insurance coverage amount is less than the loan amount but greater than the replacement cost amount.

Calculated hazard insurance is sufficient. Exception cleared. ; Hazard insurance coverage is XXXXXX.XX, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than XX months
Borrower Income Verification of X.XX is less than XX months. - no income information for borrower was used.; No employment information or income information for the borrower was listed on the Final XXXX.
Income for borrower not used. Exception cleared.; Income Verification of ___ is greater than XX months.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	tax returns must be signed		Signed tax returns received. Exception cleared.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

908674	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval ------- tax returns provided are not signed as requested (pg XX)		Signed tax returns received. Exception cleared. ; tax returns must be signed; The coborrower income verification does match approval-no further reviewed
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

807917	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
807917	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.wX-s for XXXX/XXXX		Form XXXX for YTD and prior year earnings acceptable	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
807917	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than XX months	Borrower Income Verification of X.XX is less than XX months.current lease agreement for XXX X XXth XXXXX expired on X/X/XXXX no automatic renewal in contract		Income Verification of XX.XX is greater than XX months. Form XXXX reflects XX months employment and prior XX years as contractor	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
807917	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%; ; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
823053	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Excempt from compliance review. Cash out for business purpose
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

823053	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
The AUS and Final XXXX reflect an extra $XXX in monthly insurance, taxes and association payments for the primary residence. Missing the source documentation to support this.; Borrower liabilities verified indicator is Partial  ----- The AUS and Final XXXX reflect an extra $XXX in monthly insurance, taxes and association payments. Missing documentation to support this.
													Please see updated AUS and XXXX	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

823053	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.; No CU score was provided. A third party valuation product is required but one was not found in the file.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

865494	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

895908	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance Ease not completed
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

895908	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

895908	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	No third party valuation in file.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

900554	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

900554	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

875469	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance Ease was not ran
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

875469	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Missing documentation for taxes and insurance for the following properties on the Schedule E, used the Mortgage statements escrow amounts for testing:  X XXXXXXX Unit XXX, X XXXXX XX, Unit XR, X XXXXX, Unit XXX, Missing taxes to confirm for subject property of XX XXXXXXX XX., Unit XXX, and missing proof of insurance for XXXXXXXX XX. XXX.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

906261	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

906261	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	VVOE for business must be completed within XX days of closing documentation provided no further review required; verification of business open and operating - ; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

906261	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval. business returns- unsigned-XXXX's/XXXX's-XXXX missing corresponding statments to returns. provide taxes, insurance , hoa if applicable for: XXXXX XXXX XXXX XXXX; XXXXX XXXX XXXX, and  XXXXX XXXX XXXX. provide final Aus with all rental payments calcuated
The borrower income verification does match approval-Documentation provided no further review required
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

900795	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

900795	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

898864	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

898864	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

878691	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

878691	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	provide taxes, ins, hoa if applicable for th following properties: XXXX XXXX XXXX, XXXX XXXX XXX; XXXX XXXXXX XXXX XX		documentation provided no further review required
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

878691	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX-cleared- AUS increased allowable under X%; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

876985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

876985	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

873564	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment cash out for a business purpose. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

873564	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial ----- missing source document for the HOA for XXXX XXXX XX,XXXXX XX. Only source in file is from unsigned XXXX XXXX Sched E.; Missing the source document for the HOA fee associated with XXXX XXXXX XX, XXXXXXX XX. The annual HOA expense is listed on the unsigned XXXX XXXX Sched E.
Borrower liabilities verified indicator is Present
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

873564	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcripts are missing	The borrower transcripts is Missing; Loan approval condition for tax transcripts but no transcripts are in the file. Evidence in the file that transcripts were requested.		The borrower XXXXT is Present
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872884	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance Ease not ran
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872884	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	Borrower Credit Report is Missing	provide tri-merged credit report for XXXX; Missing Borrower credit report		See the attached tri-merged credit report for both borrowers ; Borrower credit report received
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	FICO is less than the AUS Minimum Required	The FICO of X is less than the minimum required per AUS of XXX
FICO score added to Verifi. Exception cleared.; Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of ___. The FICO of XXX is not less than the minimum required per AUS of XXX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide taxes and insurance and hoa if applicabe for XXXX XXXXXX XXXX ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

See the attached tax certificate for the property located at XXXX XXXXX.  Please also see the final CD for the property at XXXX XXXXXXXX XXXX showing that taxes and insurance are escrowed into the monthly mortgage payment.

The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	CoBorrower Income Verification does not match Approval	The coborrower income verification does not match approval- provide final LP findings and XXXX with co-borrower income being included; provide XXXX- XXXX's for XXXX XXXXXX XX	See the attached AUS findings and the XXXX showing both borrower's income being used to qualify. Please note that co-borrower XXXX is not self employed, there is no need for XXXX XXXX's.
The coborrower income verification does match approval.  Tax returns not required.  LP asks for WVOE or X yrs WX and YTD paystub for supporting commission income used to qualify.  ; The XXXX submitted does not show CB income or debt information; only shows Borrower information. Condition stands.  The WVOE in file showing previous X years to support commisison income along with XXXX and XXXX WXs in file required by LP findings.  This condition cleared.  Provide the XXXX  showing CB income.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q. tax returns for XXXX-XXXX and lease agreement for XXXXX XXXX XX	The property located at XXXXX XXXX XX is not being used for rental income on the file, and there are no additional reasons to document the XXXX XXXX's nor a lease agreement for the property.	The reason set for this exception was for lease agreement and tax returns for XXXXX XXXX XXXXX which is showing on XXXX as a Xnd home for CB so the PITI pmt is all that needs to be included in debt.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. The transmittal summary for the second borrower is missing.	See the attached AUS findings and the XXXX showing both borrower's income being used to qualify. Please note that co-borrower XXXXXXX is not self employed, there is no need for XXXX XXXX's.
The transmittal summary is Present; XXXX provided XX/XX/XX, exception cleared; Conditions stands, nothing changed from previous CA comment.  XXXX should have both incomes indicated or two separate XXXXs.  XXXX only submitted for BX.; Please see the attached documents, I have broken up the XXXX into two separate documents to show you XXXX information versus XXXXX information.  Please note that XXXXX income is documented on the final XXXX in the amount of $XX,XXX.XX; Condition stands.  The XXXXs provided only show the borrower income at $X,XXX.XX and the PITI for that primary residence.  The CB income should be show as $XX,XXX.XX but it is not indicated nor is a separate XXXX for CB present.; Please look at pages XX and XX of the provided XXXX showing the co-borrower's employment information and income.  ; The XXXX provided still only shows the borrower information nothing for the CB income or PR PITI figures.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

872016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

867987	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

867987	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial	Please see attached credit report	Borrower credit report indicator is Present; The credit report provided is only X page.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

867987	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the full credit report. The one provided is only X page long.	Please see attached credit report	Borrower liabilities verified indicator is Present
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

867987	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.	Please see fraud report	Fraud report Present.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

867987	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide documentation to support $XXX.XX a month payment for XXXX XXXX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Updated borrower primary PITI. Exception cleared. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

861976	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

861976	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

861976	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.; CU score is not given so XXX report is required. Please submit.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827145	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment rate and term. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827145	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Missing documentation on XXX XXXX XthXX. Property listed on the XXXX Sch E with XXX days of rental and mortgage expense. Property was not included on the REO Schedule. All mortgages with a balance from the credit report were addressed and associated with the properties on the XXXX. Not sure if the property was sold or there is a mortgage that does not show on the credit report. Please provide documentation to clear this up.

Borrower liabilities verified indicator is Present; Please see attached report confirming property was sold in X/XXXX, prior to application date. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827145	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcript is Partial
The borrower Transcript is Partial - Tax transcripts were requested but received a  "No record found" response. Confirmation of IRS filing was received. ; There is a condition for tax transcripts.  No transcripts in file. X/XXXX Document in file from IRS reflecting XXXX filing was made. However, IRS transcript requiest X/XX/XX received response of No record of return filed.

The borrower transcript is Present;  Please see attached copy of borrower extension for XXXX and copy of xxxx from the IRS. ; Change status of 'Borrower Transcript is Partial' from Active to Open Rebuttal.

Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827145	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.
FHLMC UCDP reflects collateral rep & warrant relief is not eligible. Third party valuation product required but is not found in the file.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
													AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827145	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
FHLMC UCDP reflects collateral rep & warrant relief is not eligible. Third party valuation product required but is not found in the file.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
													AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

827145	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Date of hire was not confirmed based on the VOE in file.; The hire date was not confirmed		VVOE shows hire dates.; Please see attached VVOE confirming start date. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.
Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

811698	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

811698	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

811698	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

771604	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

771604	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
Please see DTI calculator. Calculated DTI is XX.XX.
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updated REO information in Verifi and DTI came in line and within the X% tolerance - over by .XXX so changed DTI in system so exception will clear.  LP rounds so we are good.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

771043	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

771043	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

771043	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

769418	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769418	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabiliities Verified Indicator is Missing	Missing credit report and liabilities for Co-Borrower.; CoBorrower liabilities verified indicator is Missing	Credit report submitted.	CoBorrower liabilities verified indicator is Present. Credit report submitted.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769418	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Credit Report is Missing	CoBorrower credit report is missing.	Credit Report submitted	Received CoBorrower credit report.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

796311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

796311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report	Please see the attached credit report provided.	Borrower credit report received
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

796311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower X Income Verification is less than XX months	Borrower X Income Verification of X.XX is less than XX months. - Borrower X income not being used.		Coborrower income is not being considered. Exception cleared. ; Borrower X Income Verification of ___ is greater than XX months.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

796311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
Corrections made to REO income calculations. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

796311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

796311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

847635	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Compliance Ease was not required; The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
847635	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
749944	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

749944	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX	Provide the REO calculations as it appears what is listed on the XXXX does not match the rental income calculations from the borrowers XXXX taxes which is causing a DTI discrepancy.
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Lender presented updated AUS findings with higher back ratio of XX%.  Updated our income to reflect their grossing up portion of the retirement income.  only over by .XXX% now so within X% tolerance.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; Corrected rents received amount, provided updated AUS findings and underwriting transmittal to show corrected REO PITIa.; The discrepancy appears to be from the REO calculator for XXXXX XXXXXXXX XXXX. Per the calculatons on the worksheet provided, the total rents received from line X is $XXXXX but per Schedule E, it should be $XXXXX. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

807260	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

807260	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Missing Verification of Mortgages and/or new Closing Disclosures from XXX that secures the following REO proeprties: (XXXX XXXXXXX XXXX XX; XXXX XX XXXX XXXXX; XXXX-XXXX X.XXXXX; XXXX XXXXXXX XXXXXX; XXXX XXXX XXXXX XX; XXXX XXXX XXXXX XXXXX XX. If the taxes, hazard insurance, flood insurance (if applicable) and HOA Assessments (if applicable) are not escrowed, a copy of the current year tax bill, HOI policy, flood insurance policy (if applicable) and HOA assessments (if applicable) is required.

Missing current year HOI policy for REO properties located at XXXX-XXXX XXXXX XXX,

Missing current year HOA assessments for the following REO properties: XXXX XXXX; XXXX XXXX; XXXX XXXX; XXXX XXXX.
													Please see attached REO documentation. There are no HOA dues for XXXX XXXXXXX XXXXX and XXXX XXXXXXXX XX.	Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

811360	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance Ease was not completed, subject was a rate and term
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

811360	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

900969	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

900969	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide proof of HOA for the borrowers primary residence.		documentation provided no further review required; Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

900969	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Origination Appraisal is Partial
Appraisal does not indicate the property has an HOA fee however the Final CD and the AUS show it does.  Please provide documentation to support use of HOA fee and the amount of the fee per month in DTI computation.  Also missing the form XXXX that AUS findings require.  Please provide documentation.; Origination Appraisal is Partial.
													Appraisal Partial-provide HOA fee showing amt. per month and also XXXX	Origination appraisal is present and complete. Still need proof of HOA for the borrowers primary residence but this exception has been cleared. ; Origination appraisal is Present.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

794876	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	TRID Total of Payments Test
Invalid exception - Compliance should not be run.; Change severity of 'TRID Total of Payments Test' from Material to Non-Material.; This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $X,XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $X,XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

794876	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

794876	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

794876	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

893380	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; Compliance Ease not required
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

893380	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

911281	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
911281	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than XX months	Borrower Income Verification of X.XX is less than XX months.; Borrower not employed. No income used for qualifying.		Borrower income is not used to qualify. Exception cleared.; Income Verification of ___ is greater than XX months.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
911281	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX		Initial policy provided was effective as of X/XX/XX. ; n/a	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
911281	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through LP and Freddie confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.

The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX;
;
Re-review of DTI based on FNMA guidance, DTI XX.XXX% within tolerance for AUS XX%; Provide a breakdown of the REO calculators for the investment properties. It appears the DTI discrepancy is caused by the incorrect method of rental income calculations using Schedule E. The loan was approved through LP and Freddit confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
821676	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

821676	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide a breakdown of the REO calculations for this loan. It appears they may have been calculated using the incorrect method of adding in things from the REO Schedule E such as repairs, maintenance, etc.
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

821676	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Multiple documents were missing in order to confirm the REO income calculations. Provide proof of P&I for XXXX XXXXXXXX XXX, XXX X XXXXXXXXXX XXX, and XXXXX-XXXXX XXXXXXX; provide proof of taxes for XXXX-XXXX XXXXXXXXX XXX and XXXX XXXXXX XXX; provide proof of HOI for XXXX X XXXXXXXX XXXX, XXXX XXXXXXXX XXX, XXX X XXXXXXX XX, and XXXX XXXXXXX XXX. ; The borrower income verification does not match approval provide release of mortgage of prior liens for XXXX XXXX XXXX and XXX X XXXXXXXXXX. Also provide mortgage statements for XXXXX--XXXXX XXXXXXXXX; provide proof of taxes for XXXX-XXXX XXXXXXXXX XXX and XXXX XXXXXXX XXX; provide proof of HOI for XXXX X XXXXXXX XXXX, XXXX XXXXXX XXX, XXX XXXXX XXXXX XXX, and XXXX XXXXXXX XXX.

The borrower income verification does match approval after condition submission.  Final CD for XXXXXXX property received, HOI and tax for XXXX XXXXXX.  Condition cleared; Received documention to clear condition.  Remaining items required are Verification of P&I for XXXX XXXXXXXX with XXXXXXXXX XXXXX, Verification of taxes and insurance for XXXX XXXXXXX.  All other items are cleared

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

821676	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Compliance	TRID Initial Closing Disclosure Date and Funding Date Validation Test
The initial CD disclosed a closing date of X/X/XXXX with a disbursement date and receipt date of X/XX/XXXX.; This loan failed the TRID closing disclosure date and funding date validation test.This loan contains a closing disclosure receipt date (or closing disclosure delivery date if receipt date was not provided) that is after the funding date. Please review the loan data to ensure the dates are in the correct fields.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.; This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $X.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing
Borrower liabilities verified indicator is Missing. Credit report provided in file was pulled prior to application date. Provide the origination credit report associated with the LP findings.

Borrower owns XX other properties in which multiple documents were missing from file to confirm the accuracy of monthly housing expenses:

Provide the HOI policies for XXXX XXXXXXX XXX, XXXX XXXXXXX XXXXXXXX, XXX XXXXX XX, XXXX XX XXth St, XXX XXXXXX XX, XXXX XXXXXX XXX, XXXX XXXXXXXXX XXXXX.
Provide the HOA documentation for XXXX XXXXXXXX XX, XXXXX XXXXXX XXXXXX XX, XXXXX XXXXX XXXXXX XXX, XXXXX XXXX XXXXX, XXXX XXXXXX XXX, XXXX XXXXXX XXXXX XX and XXXX XXXXXXXX XX.

XXXXX XX XXXXX XXXXX XXX has $XXX.XX in additional housing expenses that were not documented in file.
Provide the CD from the refinance of XXXX XXXXXXX XXX to confirm the new monthly housing expenses as well as to support the payoff and satisfaction of existing mortgage on credit with XXXXXXX. XXXX XXXXXXXX XXX appears on borrower's Schedule E but was not included in the monthly liabilities. Please provide evidence that the borrower is not financially responsible for this debt.
Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI discrepancy is caused by the incorrect method of rental income calculations, using schedule E. Loan was approved through LP and Freddie confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.

In addition, losses from cleaning and maintenance, repairs and supplies were added back into the calculation of rental income. Freddie indicates that only one time losses such as casualty loss or repairs can be considered and only when documentation is provided to confirm it was a one time occurrence. This documenation was not provided in file.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
LP requires that for self employed borrower's they must provide the signed personal and business tax returns for the most recent year. Losses were calculated for XXX XXXXXXXXX, LLC and XXXX & XXXXX LLC directly from the Schedule E, Part II of the personal tax returns, however, the business tax returns including schedule K-X were not provided.
The borrower income verification does match approval
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

684804	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR Risk: Non-QM Lender did not document all ATR UW factors	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received;origination value supported within XX%	Third Party Valuation Product Provided-; Freddie UCDP shows as not eligible so TPV report is required, please provide.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769061	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769061	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769061	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Proof of the new mortgage payments for the recently refinanced properties onXXXXXXXX XXXXXXX are required as well as the proof of taxes and insurance amounts if they are not escrowed.

Final application and other supporting documentation in file confirms borrower purXd XXXX-XXXX XXXXXXX XX through a commercial loan and is now refinancing each unit separately. Please provide the CD from the refinance transactions for XXXX, XXXX and XXXX XXX X XXXXXXX XX. Additionally will need evidence that the new mortgage payments include all other housing expenses.
CDs providing new mortgage payment are present. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769061	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

769061	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. The XXXX tax returns or extension letter is needed.		The borrower income verification does match approval. Extensions for personal XXXX and business returns in file.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

852044	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

852044	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

762594	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

762594	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

668544	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

668544	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. The calculated expenses from the UW ended up being slightly off after taking all REO properties into account. It is inside of the X% tolerance, no issues.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

668544	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

668544	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report	Please see credit report attached for review.	Borrower credit report received
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Four Liabilities Verified Indicator is Missing
File is missing credit report for Co-Borrower #X unable to verify liabilities. Please provide credit report. The debts were pulled from the URLA.; Borrower four liabilities verified indicator is Missing
													Please see credit report attached for review.	Borrower four liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Four Credit Report Indicator is Missing	Borrower four credit report indicator is Missing	Please see credit report attached for review.	Borrower four credit report indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing	File is missing credit report for borrower unable to verify liabilities. Please provide credit report. The debts were pulled from the URLA; Borrower liabilities verified indicator is Missing	Please see credit report attached for review.	Borrower liabilities verified indicator is Present. Credit report provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Three Liabilities Verified Indicator is Missing
File is missing credit report for Co-Borrower #X unable to verify liabilities. Please provide credit report. The debts were pulled from the URLA.; Borrower three liabilities verified indicator is Missing
													Please see credit report attached for review.	Borrower three liabilities verified indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Three Credit Report Indicator is Missing	Borrower three credit report indicator is Missing	Please see credit report attached for review.	Borrower three credit report indicator is Present
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabiliities Verified Indicator is Missing	File is missing credit report for Co-Borrower unable to verify liabilities. Please provide credit report. The debts were pulled from the URLA. ; CoBorrower liabilities verified indicator is Missing	Please see credit report attached for review.	CoBorrower liabilities verified indicator is Present. Credit report provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	File is missing credit report for all borrowers. Unable to verify mortage history for any and all mortgages. ; Housing history does not meet guidelines.	Please see credit report attached for review.	Housing delinquency meets guidelines. Credit report submitted and HELOC account is only loan they ahve for primary housing.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Credit Report is Missing	CoBorrower credit report is missing.	Please see credit report attached for review.	Received CoBorrower credit report.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Provide new XXX mortgage for XXXX X XXth and the mortgage statement for XXXX XXXXXXXX XXXX. Proof of HOA is also needed.
Please see uploaded final CD for the concurrent transaction for XXXX X XXth. The mortgage statement for XXXX XXXXXXX was delivered in the loan package but is re-uploaded for clarity. XXXX XXXXXXX XXX is a SFR with no association dues, please see updated XXXX.
The borrower income verification does match approval. CBR and all liabilities provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

774883	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide breakdown of DTI. Additionally, provide proof of payoffs for the debts omitted per the AUS.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Providing CDs for concurrent transactions to verify excluded debts XX XXXXX xXXXX, Private loan XXXX, XXXXXX XXXX xXXXX, XX XXXX xXXXX. The credit report verifies the excluded debt for XXXXXX xNXXX for &lt;XX payments remaining.

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updating so system will not fire exception.  Updated income and liabilities after CBR was provided.  Slightly higher than LP DTI of XX% but within the X% tolerance.  XX.XX

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

918125	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

918125	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

918125	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	Disbursement date is prior to recieve date on filnal CD.; The hazard insurance effective date of X/XX/XXXX is after the note date of X/XX/XXXX		The evidence of insurance from the prior policy period (X/XX/XX-X/XX/XX) was also provided and renewal premium collected at time of closing.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

717060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

717060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%;
; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

717060	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product Provided; AVM received; origination value supported within XX%; ; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

698077	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
The final application indicates that a new mortgage was opened through XXX on the primary residence located at XXX XXXX XX, however, the CD from that transaction was not provided. Unable to confirm new PITIA and confirmation that existing mortgage was satisfied.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

698077	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

698077	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: The loan closed X/XX/XXXX. The assests in the file used to qualify are dated X/XX/XXXX. These are outside allowable age guidelines
FannieMae requires that credit documentation is dated no more than X months prior to the Note date. Note date is X/XX/XXXX and most current bank statement is X/XX/XXXX. This is within the X month requirement.

Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

698077	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. Page X of the AUS is cut off and not all information is visible and legible.		The AUS is received. Only information not present is number of submissions.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

745749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

745749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Please provide documentation to confirm the monthly HOA expense for XXX XXXX XXXXXX XXXXX and the property tax cert for XXXXXXXXXX XXXXX XX.	Borrower liabilities verified indicator is Partial. Please provide documentation to confirm the monthly HOA expense for XXX XXXX XXXXXXXX XXXXX and the property tax cert for XXXXX XXXXX XXXXX XX.
Borrower liabilities verified indicator is Present; See final settlement statement for HOA dues for XXXX XXXXXXX and tax certificate for XXXXXX XXXXX XXXX;
;
Received verification of HOA and tax cert.  Condition cleared

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

745749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	The printout for the borrowers business verification is not dated.	The AUS indicates that the third party verification must be provided no more than XXX days prior to Note. Unable to determine if requirement was met because documentation is missing the date obtained.
Business entity provided along with screenshot of doc from their system.;  Please see verification that VOB was pulled and printed to file on X/XX/XX, which is within XXX days of note. Pulled VOB today to show matching information. XX XXXX website will print doc without timestamp.

Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

745749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	Provide proof of HOA forXXXXXXX XXXXX and XXXXXX XXXXXX. Additionally, provide proof of tax information for the Xnd home on XXXX XXXXX XX. ; The borrower income verification does not match approval		Documentation missing to support monthly housing expenses of REO.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

745749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.		Third Party Valuation Product not required, DU CU score X.X
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

539245	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

539245	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

750403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing AUS so do not know the requirement for the reserve figure to be verified. Please submit AUS so assets can be verified with approval findings.		documentation provided no further review required
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Please provide report missing in file.; Fraud report Missing.		Fraud report Present.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	Missing DU findings in file. Please provide so full review can be completed.; The AUS is Partial - Missing DU findings please provide.		The AUS is received.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is X.XX.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

750403	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	CU Score was not present therefore TPV report is required. Please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	Desk Review received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has XX.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XX Years - Borrower Years On Job Exceeds XX Years

820386	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

820386	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Unable to verify monthly housing expenses of multiple properties, as disclosed on final URLA. Please provide the property tax cert for XXXX-XXXXXXXX XXXX Provide the HOI policy with premium for XXXX XXXX XXXX, XXX XXXX XXXX, XXXX XXXXXX XXX and XXXX XXXXX XX. Final URLA and AUS confirm that the existing mortgage for XXXXX-XXXXX XXXXXXX XX and XXXX XXX XXXXX XXX were paid off and new mortgages were opened. Please provide the CD from those transactions confirming the new monthly mortgage payments, confirming escrow of all other expenses and satisfaction of existing mortgages.

Unable to verify monthly housing expenses of multiple properties, as disclosed on final URLA. Please provide the property tax cert for XXXX-XXXXXXXX XXXX Provide the HOI policy with premium for XXXX XXXX XXXX, XXX XXXX XXXX, XXXX XXXXXXX XXX and XXXX XXXXXX XXX. Final URLA and AUS confirm that the existing mortgage for XXXXX-XXXXX XXXXXXXX XX and XXXX XXX XXXXXX XXX were paid off and new mortgages were opened. Please provide the CD from those transactions confirming the new monthly mortgage payments, confirming escrow of all other expenses and satisfaction of existing mortgages.
Borrower liabilities verified indicator is Present; Received all required verification for tax and HOI for all properties. Condition cleared
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

820386	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; DTI discrepancy caused by inaccurate method used to calculate Schedule E rental income. Subject loan was approved through FannieMae DU which requires negative rent loss to be added to the total  liabilities when reconciling DTI, however, originator subtracted negative rent loss from qualifying income.

In addition, there were multiple properties on schedule E that included expenses such as cleaning & maintenance, repairs, utilities and supplies. The originator included these expenses in the calculation of rental income, however, FNMA only allows repair expenses to be added back into rental income calcs when appropriate documentation is provided to confirm it is a one-time extraordinary expense.

Recieved all updated PITIA verifications for all property holdings.  Condition cleare; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

820386	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%	Third Party Valuation Product Provided
Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

857171	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
857171	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.
888198	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

888198	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval The borrower has XX% ownership interest in his employer. XXX were provided however we are missing the XXXX's. Provide the borrowers XXXX XXXX's		Borrower is no self-employed and is being qualified based upon the salary they receive from the business. This is supported by paystubs and W-X's. K-X income was not used for qualifying.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

888198	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

888198	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	AVM received; origination value supported within XX%&#xXD;	Third Party Valuation Product Provided
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

888198	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Missing the source of the$XX,XXX deposit into XXXXXXX credit union money market X		Unsourced large deposit of $XX,XXX was removed from verified funds in the Money Market X account.
Borrower X has significant job time - Borrower has X.XX years on job ; Borrower has more than X years at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

911749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
911749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
910309	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XX years at current residence - Borrower at current residence XXX  years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

910309	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

863586	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX years at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

863586	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX  has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

863586	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXX are greater than the Guideline Minimum of XXXXXXX.XXXX.

790560	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

790560	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Please provide the most recentXXXX XXXXX statement. The statements dated XX/XX/XXXX are expired; Asset Documents are Incomplete: Missing XXXX and XXXXXXX XXXXX statement		FNMA requires the all credit documentation is dated no more than X months prior to the Note date. The bank statements provided in file are current as of X/XX/XXXXXX while the Note date is X/XXX/XXXX.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

790560	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%&#xXD;	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX  years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

439912	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

439912	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	Borrower filed and extension for year XXX personal and business tax returns. Missing signed and dated P&L Statement (thru date XX/XX/XXXX (year XXX)).		XXXX tax extensions provided for all businesses. XXXX XXXXX tax extension dXXXXXline not exceeded. P&L is not a required AUS document.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of  are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

459983	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

459983	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

459983	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%&#xXD;	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

459983	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%&#xXD;	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

743571	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

743571	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

767749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

767749	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending
ATR/QM Status is pending. Noted documentation is required per Appendix Q.  There are no mortgage statements on file to support the following properties nor are there any Schedule E tax returns for these poperties:  XXX.
The exception 'ATR/QM Status is Pending' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

796607	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
796607	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial-Provide supplemental updating all mortgage accounts
Borrower credit report indicator is Present; these are not documents required by FHLMC guidelines. A new credit report that would negatively affect the borrower or a credit supplement that would cost the borrower money during initial loan review would not be obtained to verify updated mortgage information when all supporting documents have alrXXXXXy been provided in the loan package. Please review relevant loan package documents to verify updated mortgage accounts and liability information. ; Change status of 'Borrower Credit Report Indicator is Partial' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
796607	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete:XXXXX bank- must show account converted into US Dollars conversion information sent for indian to US dollars.; Asset Documents are Incomplete:; Indian to US dollars conversion information provided. ; Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; The asset conversion calculation was provided in the loan package.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
796607	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval.VVOE start date missing
The borrower income verification does match approval; The borrower income verification does not match approval; The borrower income verification does match approval.  WX's from previous years in file and match up to times and employers on XXXXX.; Start date is not a VVOE requirement per FHLMC guidelines, active status is only requirement. Please see guidleines to verify. Verifying length of employment has been retired as of March XXXXXX.; Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
796607	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
847702	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

847702	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residenceXXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

847702	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; Provide proof of new mortgage payment for XXX.		Documents received. Exceptions cleared. ; Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residenceXXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

871073	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXon job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXat job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

871073	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXon job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXat job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

871073	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of X.X; The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of X.X

The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XXXX) exceeds the maximum allowable per AUS of XXXX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXXon job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXat job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

871073	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial
The AUS is Partial. After review of all income and debts, we've determined the accurate DTI to be X.X% which is outside of the X.X% tolerance of the X.X% DTI that was provided on the AUS. We feel that the debts used on the XXXXX are increased without supporting documentation to prove the higher amount of expenses. Please provide documentation to cure.
													documents provied were LP and tax returns-schedulel; however documentation to support the expenses on LP need to be provided.	Updated AUS received with updated DTI. Exception cleared. ; The AUS is received.
Borrower XXX has significant job time - Borrower has XXXon job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXat job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

817016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX  years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

817016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide REO calculations for the following properties: XXXXXX, XXXXXX, XXXXXX, XXXXXX, and XXXXXX.  Additionally, please provide proof of the new mortgage amount for the same properties. The statements included were for the old mortgages. ; The back-end DTI of X.X(Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of X.X; The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of X.X) is not greater than the maximum allowable per AUS of X.X; The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of X.X; The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXXXXX) exceeds the maximum allowable per AUS of X.X; The back-end DTI of X.X (Total Income ofXXX, Orig XXXX of XXX, Monthly debt of XXXXXX) exceeds the maximum allowable per AUS of X.X; The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of X.X
The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

817016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

817016	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

733530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Charges That In Total Cannot Increase More Than X.X% Test
This loan failed the charges that in total cannot increase more than X.X% test.  (XXXX CFR §XXXXX.XXXX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXXX.XXXX(e)(X)(ii). The final charges that in total cannot increase more than X.X% ($XXX) exceed the comparable charges ($XXX) by more than X.X%. Please see the table that displays the Charges That Cannot Increase More Than X.X% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXXX.XXXX(e)(XXX)(i) by more than X.X percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXXX.XXXX(e)(XXX)(vi).

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

733530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XXXX CFR §XXXXX.XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXX.XXXX(e)(X)(i) or (ii), the creditor complies with §XXXXX.XXXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXXX.XXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

733530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The exception 'No Compliance Findings' is cleared.; The loan is in compliance with all applicable laws and regulations.		The loan is in compliance with all applicable laws and regulations.;
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

733530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial: Missing XXXX documentation for XXX for $XXX.		Borrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

733530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial
CoBorrower liabilities verified indicator is Partial:  Missing documentation for the following:
XXX. HOI documentation for XXX
X. Full XXXX info of $XXX for XXX
X. Need proof of the $XXX debt difference for XXX. Calculated debt to be $XXX VS XXXXX debt of $XXX.

CoBorrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

733530	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial
The AUS is Partial:  The calculated DTI X.X  compared to X.X% on the AUS. is due to missing multiple XXXX  documentation:
 XXX. Primary XXXX- XXX
  X.  Investment properties - XXX missing full XXXX payment of $XXX
   X.  Need proof of the $XXX debt difference for XXX.   Calculated debt to be $XXX  v the XXXXX debt of $XXX
 Feel UW incorrectly calculated debt which is causing DTI variance.
The AUS is received.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

722514	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	Security Instrument Indicator is Missing
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

722514	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

722514	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the verification of XXXX for XXX and XXX.		Borrower liabilities verified indicator is Present
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

722514	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

687315	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

687315	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX  years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

687315	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial
Credit supplement provided in file to document the mortgage payment for XXX, XXX, XXX and XXX, however, no definitive evidence these figures include the monthly housing expenses. Please provide evidence these are the escrowed payments for each property. &#xXD;
&#xXD;
In addition, documentation is missing to confirm housing expenses for the properties located at XXX and XXX. Only the tax cert for XXX was provided. Please provide any additional documentation to confirm the monthly housing expenses of these properties.
Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

687315	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. The LP is missing the property address.		The AUS is received. Complete and recent AUS was provided in file.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum ofXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

687315	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI is over by X.X% from AUS findings.  This is in regards to the rental income and all the expenses related to each REO.  Further explanation needed on how lender figured their income.  Documents in file show where other refinanced REO's paid off other REO mortgages but figures are still off.; The back-end DTI of X.X (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of X.X

The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802560	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Subject property was a purchase.; The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXare greater than the Guideline Minimum of  XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802560	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

924799	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

924799	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

831469	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

831469	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.; The exception 'No Credit Findings' is cleared.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

831392	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

831392	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX
Third Party Valuation Product Provided.; Desk Review received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

831392	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	Desk review received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

824817	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

824817	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX(Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

 Please see the attached AUS findings from LP showing the breakdown of liabilities versus income, please note that the only income listed is the borrower's XXX income being used to qualify from XXXXXX XXX.   Please also see the final CD's provided for the new XXX loans on the properties listed above.

The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XXXX; XXX/XX/XXXX - Re-review of DTI per FNMA guidance; Condition cleared.  The back-end DTI of XXXX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XXXX; Review DTI is XXXX.XXXXXX.X% based on attributing net rental income as income and loss as liability.  Condition remains; Please see the attached documents showing the rental income calculations for each property, along with the Schedule E from the XXXX tax returns.  Please note that we are only using rental income on the subject property to offset due to the borrower renting their primary residence (per FHLMC guidelines).  Please also see the DTI breakdown provided to show the calculation of the DTI to support.  ; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXX  years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

824817	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Effective Date is after the Note Date	A hazard insurance policy must show an effective date wich is before the note date of XX/XX/XXXX; The hazard insurance effective date of XX/XX/XXXX is after the note date of XX/XX/XXXX
The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.; renewal dates needed to be entered...XXX/XXXX then renewal through XXXX.; Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.; There are two insurance policies that were provided in the file, one was the current policy from XXX/X/XXXX to XXX/X/XXXXXX, the second was the renewal policy from XXX/X/XXXXXX to XXX/X/XXXX.  The original policy would have been in effefct and covering the property at the time the loan closed.  Please see the attached policy here.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

818955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. The proof of new mortgage payment for XXXXXXX are missing. Additionally, confirm there are no HOAs on XXX/XXX, XXX and XXX. Lastly, provide proof of omission/payoff for the XXXX liability per the AUS.

Received DTI breakdown.  &#xXD;
&#xXD;
Remain missing evidence of new mortgage payment for XXXXXX XXXX and XXXXXXXX and confirmation of no HOAs on XXX, XXX, and XXX. Also missing verification of omission/payoff for the XXXX liability per the AUS.

Borrower liabilities verified indicator is Present; Rental income breakdown provided, exception cleared; Provide rental income breakdown of all properties.; Please see final CDs for REOs requested. The properites XXXX/XXXX XXXXXXX, XXXXXX XXXXX, XXXXXXXXX XXXXXXX are all Single Family Residences and would not require HOA dues to be documented. Please see an updated XXXXX and AUS after a discrepancy was noted with the XXXX payment of XXXXXXXX. The XXXX card can be included in the debt ratio.

Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

818955	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	Verification of REO Income missing.; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
The back-end DTI of XX.XXXX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; Changes made per liability condition the back ratio on DTI is at XXX.X%.  This is out of tolerance.  The XXXX Card was added into debt per note on rebuttal and updated the XXXX for the REOs noted.  ; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves ofXXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

818380	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

818380	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

818380	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

818380	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report is Missing	Missing Borrower credit report		Borrower credit report received
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing
Missing Verification of Mortgage or credit report that discloses XXX month mortgage payment history for the following REO properties: XXX; XXX ; XXX; XXX and XXX.

Missing proof of HOA assessments for REO properties located at XXX and XXX. ; Borrower liabilities verified indicator is Missing
Borrower liabilities verified indicator is Present. Credit report provided, located in conditions
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabiliities Verified Indicator is Missing	CoBorrower liabilities verified indicator is Missing		CoBorrower liabilities verified indicator is Present. Credit report provided, located in conditions
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Credit Report is Missing	CoBorrower credit report is missing.		Received CoBorrower credit report.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Missing copies of the current transferred lease agreements for the subject property. For REO property located at XXX, missing proof of receipt of XXX and XXX according to current lease agreement in the loan file.
The borrower income verification does match approval. Exception cleared after income review and adjustment.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

818372	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX

831910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
831910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Borrower is missing the mortgage statements as well as the lease agreement for XXX and the proof of taxes and insurance for property XXX is missing as well as the lease agreement for stated property
Received all required verifications.  Condition cleared; see XXXXA documentation for XXXXXXXX XXXXXXXX and XXXXXX XXXX. Lease agreement provided for XXXXXXXX XXXXXXXX, however the tax returns were used for XXXXXX XXXX XX.; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
831910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Missing	The AUS is Missing		The AUS is received.; see AUS findings; Change status of 'AUS is Missing' from Active to Open Rebuttal.	Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
831910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial		The AUS is received.	Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
831910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
The qualifying back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of ___
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job.
841714	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

841714	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete
Asset Documents are Incomplete:  XXXXX #XXX is counted twice in available assets.  This does not affect the reserves or funds required for close however it is misrepresenting assets on the final XXXXX/AUS.
Documented assets in file are sufficient to satisfy the reserve requirement of the AUS. The balance of one of the accounts was included in total qualifying assets twice; non-material error.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

841714	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification is less than XXXX months	Borrower XXX income is not used to qualify this exception is not valid.; Borrower Income Verification of XXX is less than XXX months. No income for borrower XXX.		Not Applicable; borrower income not used for qualifying. Only the XXXX Schedule E to document rental income.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

841714	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	CU Score is XXX. TPV report is required please submit.; Third Party Valuation Product Not Provided and CU Score is XXX.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

841714	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.; CU Score is XXX. TPV report is required please submit.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXXyears ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

933217	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXX are greater than the Guideline Minimum of XXX

933217	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

901311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

901311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX(Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

No valid DTI discrepancy; AUS DTI rounded while audit DTI provides several decimal points.; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

901311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XXX exceeds the maximum allowable per AUS of XXX	The AUS in file discloses a loan amount of $XXX while the Note reflects $XXX	The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX-no further review required
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

901311	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	The original CLTV of XXX exceeds maximum allowable per AUS of XXX	The AUS in file discloses a loan amount of $XXX while the Note reflects $XXX	The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX-no furthr review required
Borrower has more than XXX at current residence - Borrower at current residence XXX  years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum o XXX

796266	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

796266	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
The borrower income verification does not match approval; The borrower income verification does match approval; The proof of mortgage payment amount is missing for XXX and XXX. ; The borrower income verification does not match approval  P&L and balance sheet not provided.

Proof of mortgage payment amount for XXX can be verified on both the mortgage statement provided in the loan package and on credit report, additinoal documentation not required. P&L not required for capital gains income. Please see final CD for XXX to verify final XXXXA. A clerical discrepancy was noted, please note updated AUS, XXXXX, and XXXXX.
The borrower income verification does match approval. rebuttal submission accepted.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

796266	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

796266	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Original PI Payment on Note does not equal PI Payment on Final Closing Disclosure	Original PI Payment on Note matches Final CD; Lower loan amount on the initial CD; Original PI Payment on Note matches Final CD From XXXX XXXXXX form in template: 'Closing Disclosure' at XX/XX/XXXX		Original PI Payment on Note matches Final CD; From Hard Coded form in template:; 'Closing Disclosure' at X/X/XXXXXX; Original PI Payment on Note matches Final CD
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	DTI exceeds AUS allowable by less than X.X% and is not considered material		The back-end DTI of XXXX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	LTV is XXX X.X% which is X.X% higher than AUS aproval and is not considered material.	Updated AUS provided - Submission XXXX - Exception cleared.	The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX.

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	CLTV Exceeds the AUS Maximum Allowable	Change severity of 'CLTV Exceeds the AUS Maximum Allowable' from Material to Non-Material.	Updated AUS provided - Submission XXXX - Exception cleared.	The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX.

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XXXX CFR §XXXXX.XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXX.XXXX(e)(X)(i) or (ii), the creditor complies with §XXXXX.XXXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXX.XXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later thanXXX days after consummation.
This compliance test 'Reimbursement Amount Test' is no longer tested
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX.

795038	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test.  (XXXX CFR §XXXXX.XXXX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXXX.XXXX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX.XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX.XXXX(e)(XXX)(i).

This loan passed the charges that cannot increase test.  (XXXX CFR §XXXXX.XXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX.XXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX.XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX.XXXX(e)(XXX)(i).

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX.

794689	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.XX.

794689	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The folowing properties were not on Schedule E and need proof of Insurance, Taxes, and rental income.  XXX , XXX,XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

 Please note that the properties listed are not being used for rental income.  Provided the taxes and Insurance documents for each property.  Please also note that the property at XXXX XXXXXX XX is vacant land, and therefore is not required to have homeowners insurance on the lot.
The back-end DTI of XXXX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXXXXXX.XX.

906174	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

906174	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

701855	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	Consummation or Reimbursement Date Validation Test
This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.

Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

701855	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	Charges That Cannot Increase Test
Title - Tax Cert/Guarantee fee was added to the Final CD dated XX/XX/XXXX without a valid change of circumstance, the cure provided of XXX was not sufficient to cure both theVOE and this Tax Cert fee.  Please provide VCC.  Cure requirements are PCCD, LOE, Refund, and proof of delivery.

Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

701855	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	Reimbursement Amount Test
This loan failed the reimbursement amount test.  (XXXX CFR §XXXXX.XXXX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX , is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXXX.XXXX(e)(X)(i) or (ii), the creditor complies with §XXXXX.XXXX(e)(XXX)(i) if the creditor refunds the excess to the consumer no later than XXX days after consummation, and the creditor complies with §XXXXX.XXXX(f)(XXX)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XXX days after consummation.

Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

701855	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.
Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

701855	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

899235	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
899235	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
899235	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
899235	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Missing
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXyears ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Fraud report Present.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Employment Verification does not meet guidelines	provide co-borrower income(SSI)		SSI checks in file clears condition.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	LTV Exceeds AUS Maximum Allowable	The original LTV of XXX exceeds the maximum allowable per AUS of XXX		The original LTV of XXXX is not greater than the maximum allowable per AUS of XXXX
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%;
; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

881026	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; ; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

880671	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

880671	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide the new XXX mortgage information on the primary residence to support use of new XXXX for this property.		Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX  are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

880671	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report required since Not Eligible finding on FHLMC XXXX. Please provide report.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%&#xXD;	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

880671	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report required since Not Eligible finding on FHLMC XXXX. Please provide report.; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%&#xXD;	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

873634	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

873634	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
Provide the proof of XXXX for the new XXX mortgages on:XXX, XXX,XXX, XXX, XXX, XXX, XXX.. Confirm there is not a mortgage on XXX as the XXXXX shows no mortgage payment but there is a mortgage statement in file. Additionally, please provide the REO calculation breakdown as it appears multiple properties were calculated incorrectly. The expected rental income is much higher than calculated on Schedule E. ; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

XXX-XX-XXXX - Re-review of DTI per FNMA guidance; condition cleared.; The back-end DTI of XX.XXX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX) is not greater than the maximum allowable per AUS of XX.XXX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

873634	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

873634	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

812078	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

812078	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

811710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

811710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

811710	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

780442	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings
Compliance ease not ran because the file has a Business purpose which stated that the funds would not be used for non-business purpose; The loan is in compliance with all applicable laws and regulations.

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

780442	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The qualifying back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
The file did not contain any documentation to show the rental income of $XXX for the property located at XXX. The file contained a schedle E from XXX, Calculation for XXX were calculated using the Schedule E from the XXX tax returns; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The DTI discrepancy is caused by the negative rent loss from XXX. At time of origination $XXX in rental income was utilized to offset the XXXXA, however, the documentation in file does not support this figure. The audit rental income calculations were obtained from the XXX Schedule E.

The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX; The rental income has been updated to match the XXXX returns. The XXXXXXX income has been updated to match XXXX returns, both borrowers are on the loan and on the returns, so the full amount can be used. This brings the DTI to XX.XXX.X%. Please see income worksheets with AUS, XXXXX, and XXXXX.; The XXXX tax returns showing a full XXX days of rental income are present in the file so they must be used in the rental calculation. If we use a XX month average, the DTI is now at XX.XXXXX which crosses the XX.X% tolerance and XXX.X% threshold. ; Discrepancy is caused by negative rent loss. documentation in file does not support figure. DTI calculation still off-provide updated AUS

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

779286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

779286	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

235834	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

235834	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

235834	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

235834	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Desk Review received; origination value supported within X.X%
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

235834	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verificiation Indicator is Missing
For REO property located at XXX. Missing a copy of the most recent year tax bill information. In addition, missing a Verification Of Mortgage. If the Borrower is not responsible for mortgage payments, proof of documenation is required such as a copy of the current Mortgage Statement. If the property is owned free and clear, a copy of the Satisfaction of Mortgage/Release of Lien and/or all supporting recorded court documents (Abostract or Title, Deed, Title Search, Title Insurance and Final Payoff Letter from the Lender ).
Tax report and verification of housing history provided. Exception cleared.; Borrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

235834	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.		Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

650527	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

650527	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

650527	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	required documentation for the following properties is needed. XXX , XXX, Chancellorsville need proof of insurance	Please see requested REO documentation	REO docs provided.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

754470	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.

754470	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
For REO proeprty located at XXX, missing Verification of Mortgage and/or Closing Disclosure from XXX (acct#xxxxXXX) for verification of new mortgage.
For REO properties located at XXX aand XXX XXX, missing verification of current monthly insurance, taxes, association dues (if applicable), etc. If components are escrowed, an escrow anlaysis statement is required fromthe Lender.
; Borrower liabilities verified indicator is Partial.

Statements and CD provided showing proof of payment and escrowed amounts. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

754470	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

754470	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

934675	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

934675	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

934675	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Originator included an additional $XXX per month in the monthly housing expenses for XXX but no supporting documentation was provided. XXX was purchased by the borrower XX/XX/XXXX, however, the CD from that transaction was not provided in file. Unable to confirm the total monthly housing expense of the property.

Borrower liabilities verified indicator is Partial. Originator included an additional $XXX per month in the monthly housing expenses for XXX but no supporting documentation was provided. XXX was purchased by the borrower XX/XX/XXXX, however, the CD from that transaction was not provided in file. Unable to confirm the total monthly housing expense of the property.
HOA invoice and CD received. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

934675	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

934675	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

129760	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

129760	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

129760	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

129760	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided
Third party valuation product not provided and the XXXX report came back Not Eligible. Per the XXX deal guide, if the XXXX came back Not Eligible or no score was provided, a secondary valuation product is required. ; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.
													XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

125169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

125169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Missing proof of P&I for REO property XXX as well as verification of HOI. In addition for property XXX, we're missing proof of P&I and taxes.
													Please see final CDs for REOs. P&I discrepancy was noted, please see updated AUS, XXXXX, XXXXX.	Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

125169	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX.XX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

122017	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
122017	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Missing new proof of new XXXX for primary residence. Please provide necessary documentation to cure.	provide comparable rent schedule XXXXX for subject property	Borrower liabilities verified indicator is Present; Please see XXXXX	Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
122017	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial. After reviewing all debts vs income received, we are outside of a X.X% tolerance window. While we are lower than the provided AUS DTI, we still need documentation to cure.		The AUS is received. XXXXX rent schedule provided.	Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
122017	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX(Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updated DTI in system to clear the condition.  The liabilities are entered correctly and rent schedule presented to verify subject property income.  Slightly over AUS DTI of XXX.X% but within the XX.X% tolerance.; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
144711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

144711	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

127781	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

127781	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report report required for this loan, please provide.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

127781	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report report required for this loan, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

123869	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

123869	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	CU Score was not provided so the XXX report is required, please provide.; Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

123869	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.provide XXX.		QM ATR not required on investment properties
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

123869	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.
The DTI breakdown has been provided to support lender provided debt ratio of X.X%. There is NO rental income considered from XXX and XXX, therefore a lease does not need to be documented. Please rescind.

The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX;
 ;
 Re-review of DTI per FNMA guidance; condition cleared; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XXXX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; Condition stands - DTI remains at XXX.X% with changes per rebuttal.  Mortgage payments being counted in debt for those XXXX and XXXX.  Please provide DTI and income breakdowns.; The back-end DTI of XXXX (Total Income of XXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX; Lender to provide Final AUS ;
Please provide lease agreements for XXX X XXXX and XXXX XXXX XXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

123869	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval-provide XXX, provide lease agreement for XXX, provide XXX.	rental income being used for qualification .provide final CD and copy of lease agreement for XXX. As well as form XXX or XXX or documentation of XXX months receipt of rental income.
The borrower income verification does match approval.  Mortgage information provided as requested for properties.; There is NO rental income from XXXXX XXXX being used for qualification. The full XXXX of $XXX,XXXXXXX is being considered in the debt ratio. Please see final CD. Lease and XXXXX are not required when rental income is not considered in ratios.

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

123869	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided.	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

945448	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXX

945448	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

772682	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

772682	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

140596	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXXXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

140596	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXXXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

916512	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

916512	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	XXX,XXX, XXX, XXX-provide taxes, insurance and hoa if applicable.; The borrower income verification does not match approval		Breakdown of HOI, taxes, etc were obtained. Exception cleared. ; The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

916512	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	Income does not match AUS.; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX.
It appears losses from Schedule E items such as cleaning, maintenance, repairs, and supplies were added back into the calculation of rental income. XXXXXXX indicates that only losses such as casualty loss or repairs can be considered and only when documentation is provided to confirm it was a one-time occurrence. This documentation was not provided.

documentation provided no further review required; The back-end DTI of XXXX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XXXX; The back-end DTI of XXXX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

934332	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Compliance ease not completed per the tangible benefit worksheet the loan was for lower interest rate ; The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

934332	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

937836	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

937836	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	CU Score is XXX which requires a TPV report. Please provide.; Third Party Valuation Product Not Provided and CU Score is XXX	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

937836	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.; CU Score is XX which requires a TPV report. Please provide.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

820765	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

820765	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

961110	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

961110	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

961110	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Missing items: XXX = Taxes and HOA XXX = Need HOA XXX = Need HOA; Borrower liabilities verified indicator is Partial		Updates made to loan. Exception cleared. ; Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Partial
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

961110	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

Updates made to loan. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

978594	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

978594	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

978594	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	Desk Review received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

139798	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX.XXXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

139798	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

904943	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX.
904943	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
904943	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Asset Documents are Incomplete	Asset Documents are Incomplete: Provide proof of $XXX net proceeds from co-borrower.		CD provided for cash out. Exception cleared	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
904943	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	CoBorrower Liabilities Verified Indicator is Partial	CoBorrower liabilities verified indicator is Partial. Provide proof of XXXX for co-borrowers investment property located at XXX.		Documents provided. Exception cleared.; CoBorrower liabilities verified indicator is Present	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
904943	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
904943	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. Provide DTI breakdown as it appears the calculated DTI is off by X.X% (under). The loan was approved through DU and FNMA confirms that negative rental loss should be included in the total monthly debts rather than being subtracted from the qualifying income. ; Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Partial

Missing Mortgage statements related to retained properties as per XXXXX. Documents need to be input in file.
														Updated REO calculated. Exception cleared.; Borrower liabilities verified indicator is Present	Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX
908533	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

908533	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI discrepancy is caused by the incorrect method of rental income calculations using Schedule E. Loan was approved through LP and XXX confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.

XXX/XX/XXXX - Re-review of DTI per FNMA guidance; condition cleared.; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

877899	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

877899	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

877899	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

139704	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The subject loan is a purchase, no compliance ease ran.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

139704	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX

906183	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

906183	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial.  Rental income is calculating higher than lender used to qualify.  Missing documentation for come properties as follows:  New XXX mortgage terms/payment informatino for Primary Residence/XXX and XXX, HOI for XXX, Taxes for XXX and XXX.
Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

906183	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX.

The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

951129	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

951129	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

951129	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	DTI variance is less than X.X% and not considered material
The qualifying back-end DTI of XX.XXXX (Total Income of XXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XXXX (Total Income of XXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX- within tolerance no further review required

Borrower XXX has significant job time - Borrower hasXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

891400	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

891400	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	HAZARD INSURANCE CERTIFICATE MISSING	Missing copy of hazard insurance certificate		Received copy of hazard insurance certificate
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

891400	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX

The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX;
;
 Re-review of DTI per FNMA guidance; condition cleared; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XXXX

Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

891400	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; Desk review received; origination value supported within X.X%
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

790065	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Property is located in a FEMA disaster area	Property is located in a FEMA disaster area with no post disaster inpection.
See the attached photos below that show the XX fire map and where the subject property is located in relation to the XXXX disaster area.  Per XXXX guidance XXX, the lender is expected to take prudent and reasonable actions to determine whether the condition of the property may have changed.  We have verified based on XX fire maps that our subject property is well outside of the disaster area.  Please escalate for further review to rescind this exception if necessary.

The FEMA fire maps were provided with location of subject property and range from the disaster areas.  The subject property is not in the area nor is in near proximity to the disaster areas.  No damage to property.

Borrower has more than XXX at current residence - Borrower at current residenceXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX

790065	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Transmittal Summary is Partial	The transmittal summary is Partial. Missing XXXXX for the co-borrower.	Provided original XXXXX showing both the borrower's and co-borrower's information, but also split out the co-borrower's information and attached it as a separate document.
The transmittal summary is Present; See the attached documents for just XXXX that shows his income on page two in the amount of $X,XXX.XX; Conditions stands as the XXXXX for XXXX is not provided in the file showing their income of $X,XXX.XX.

Borrower has more than XXX at current residence - Borrower at current residenceXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX

790065	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residenceXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX

790065	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residenceXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum ofXXX

832358	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX ; Borrower has stable job time - Borrower has XXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXX are greater than the Guideline Minimum of XXX  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

832358	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXX.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XXXX ; Borrower has stable job time - Borrower has XXXX.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

931754	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Credit Report only shows XX months mortgage history. Fannie Mae requires XX months housing history. ; Housing history does not meet guidelines.		Housing delinquency meets guidelines.documenation provided no further review required; documentation provided no further review required
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

927628	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residenceXXXyears ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

927628	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residenceXXXyears ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

939114	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

939114	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide proof of HOA on the borrowers primary residence.		Borrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

939114	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Provide proof of payment history for the borrowers primary residence.	documentation provide no further review required	Housing delinquency meets guidelines.documentation provided no further review required
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

939114	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

939114	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

828888	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XXXX.
828888	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XXXX.
828888	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XXXX.
828888	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XXXX.
873527	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XXXX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XXX) exceeds the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XXX) exceeds the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XXXX.XX

Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

873527	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

127258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXX.XX years ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

127258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.; Third Party Valuation Product Provided.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXX.XX years ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

127258	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XXXXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXX.XX years ; Borrower has stable job time - Borrower has XXXXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

832109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

832109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

940087	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

940087	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

124284	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

124284	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

780743	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

780743	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines
Provide the XXX for the XXs loss of income. Figure on lender wage calculation shows WX of $XXX and that WX is not in the file.  Or provide furthe explanation as to the total for the loss the lender came up with.
													Please see updated income calculation for SE loss removing XXX added back, along with XXXXX, XXXXX, and AUS to support eligibility.	Income loss was submitted with changes to AUS, XXXXX and XXXXX. Income adjusted and DTI within tolerance of new DTI on AUS.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

780743	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
The qualifying back-end DTI of XX.XXXX (Total Income of XXXXXXXX.XX, Orig XXXX of XXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XXXX (Total Income of XXXXXXXX.XX, Orig XXXX of XXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX. Updated DTI from new AUS submitted and added the overage with it being within the XX.X% tolerance so exception won't fire.

Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

780743	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report is required on this transaction, please provide.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

780743	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report is required on this transaction, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

780743	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Title Policty is Partial	Title policy is Partial. Commitment in file shows coverage below mortgage amount. Please provide final policy or updated commitment to equal coverage of loan amount.	Please see final title policy verify sufficient coverage	Title policy is Present
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

128165	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XX.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

128165	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XX.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

923222	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

923222	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

923222	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	XXX missing evidence of payment for a private mortgage with XXX. Lender provided email receipts, please provide support for these receipts in the form of cancelled checks or bank statements.		VOM for primary provided. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

137274	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

137274	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

137274	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
DTI is exceeds Lender's DTI. Per XXXXX Lender's total income is $XXX (including net rental income) in comparison to $XXX total income. Total commissions were less than Lender calculations, housing expenses and Rental matched Lender calculations.
													Per lender approval XXX - X mos. receipt of rental income ( such as bank statements cancelled rent checks or electronic transfer of rental payments	The back-end DTI of XX.XX (Total Income of XXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX
Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

860147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Borrower has more than XXX at current residence - Borrower at current residenceXXX years
860147	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Borrower has more than XXX at current residence - Borrower at current residenceXXX years
755785	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

755785	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

849583	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

849583	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

849583	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial, Loan is part of a multipack, but can close independently. Loans XXXXXX,XXXXX, XXXXX, XXXXXX, and XXXXXX do not need to close together- we need final CD's, release of mortgage liens,and for those properties that are not esrowed  provide taxes, insurance, and hoa if applicable
Proof of XXXX received for REO properties. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

933347	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

933347	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

930630	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Compliance Ease not ran, Business purpose in file.; The loan is in compliance with all applicable laws and regulations.
Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXX.XX.

923908	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The subject loan was a purchase
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

923908	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

946768	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXX.XXXXXX on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX.XXXXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

946768	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXX.XXXXXX on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX.XXXXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

946768	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	Provide Mortgage statement, taxes and insurance for the REO at XXX.		Documents provided. Exception cleared.
Borrower XXX has significant job time - Borrower has XXX.XXXXXX on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXX.XXXXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802573	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802573	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial		XXXXA documentation for XXX XXXXXX, XXXXXX and XXXXXXX provided ; Need proof of new XXX mortgage payments for XXX XXXXXXX,XXXXXX, XXXXXXX.	Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802573	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Housing history does not meet guidelines	Housing history does not meet guidelines. Only XXX months were verified per credit report. Unable to bookend mortgage history past that.		Housing history provided. Exception cleared.; Housing delinquency meets guidelines.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802573	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802573	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

802573	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

Updated REO calculations and cleared DTI issue. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XXXXX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XX.XX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

858111	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

858755	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XXXX.

858755	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Is Completion Certificate in file is No	The appraisal was completed "Subject To" however, the file is missing the Completion Certificate.		The Completion Certificate is Yes
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XXXX.

858755	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
There are multiple items being paid off per the XXXX in file as well as the AUS but no proof of payment in the file. Please provide proof of payment so these can be omitted. ; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX within XX.X% tolerance. Exception Cleared ; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower hasXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXX.XXXX.

841310	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
841310	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
927087	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
927087	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
841371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXX.XX.

841371	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval
File is missing Taxes and  HOI for Primary XXX. ; also missing Taxes & HOI for XXX : missing Taxes & HOI for XXX  missing Taxes & HOI for XXX; missing Taxes & HOI for XXX; missing Taxes and HOI for XXX; missing Taxes and HOI for XXX.
													Received Taxes and Insurance for properties listed and cleared exception.	The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has X.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXX.XX.

136415	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

136415	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

984950	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXX.XXXX on job ; Borrower has stable job time - Borrower has XXXX.XXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

984950	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXX.XXXX on job ; Borrower has stable job time - Borrower has XXXX.XXXX at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

918989	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

918989	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

918989	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Hazard Insurance Coverage is Not Sufficient.
Hazard insurance coverage is sufficient.; Hazard insurance coverage of XXX  is not sufficent. The subject loan amount is XXX with the hazard insurance replacement coverage of No and estimated replacement value from insurance company was not provided.
Master policy covers property and is sufficient coverage. Exception cleared. ; Hazard insurance coverage is sufficient.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

750482	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

750482	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

750482	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

887304	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

887304	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through XX and XXXXXX confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income. ; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX no further documentation required
The qualifying back-end DTI of XX.XXXX (Total Income of XXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XXXX (Total Income of XXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX-no further docs required; The back-end DTI of XX.XXXX (Total Income of XXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XX) exceeds the maximum allowable per AUS of XX.XXXX

Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

887304	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

887304	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

911249	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

911249	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.		The exception 'No Credit Findings' is cleared.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

911249	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial	The AUS is Partial	provide confirmation of mortgage for XXX AUS is partial	AUS and confirmation of XXXX recieved. Exception cleared. ; The AUS is received.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

911249	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

912777	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.
912777	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.
908673	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXXXX.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

908673	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Missing insurance for property XXX.; Borrower liabilities verified indicator is Partial		HOI recieved. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has XXXXXX.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

908673	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of -XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of -XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX XXX; The back-end DTI of XXX (Total Income of XXX Orig XXXX of XXX, Monthly debt of -XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of -XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of -XXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of -XXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX-no further review required; It appears losses from Schedule E items such as cleaning, maintenance, repairs, and supplies were added back into the calculation of rental income. XXXX indicates that only losses such as casualty loss or repairs can be considered and only when documentation is provided to confirm it was a one-time occurrence. This documentation was not provided. Please provide a breakdown of the REO calculation. ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of -XXX.XXXX) exceeds the maximum allowable per AUS of XX.XX

Borrower XXX has significant job time - Borrower has XXXXXX.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has XXXXXX.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

877787	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XXX.

877787	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The exception 'No Credit Findings' is cleared.; The loan meets all applicable credit guidelines.		The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XXX.

877787	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval. Missing a copy of all pages and all schedules of most recent year personal tax returns.		Tax returns not warranted. Exception cleared. ; The borrower income verification does match approval
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXX.XXX.

843681	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Investment cash out funds for business use only. Exempt from compliance review.; The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

843681	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX(Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX(Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The XXXXX reflects the correct XXXX payment for the primary at $XXX, but the  AUS total debt calculation reflects a much lower XXXX payment for the primary. The AUS shows a total expense of  $XXX - $XXX for credit report tradelines - $XXX negative rental income - $XXX subject negative cash flow = $XXX for the primary residence. Also the total income figure in the AUS does not reflect the positive rental income reported.
Please see DTI breakdown in support of lender and AUS ratio
XXX/XX/XXXX:;
Re-review of DTI per FNMA guidance condition cleared; The back-end DTI of XX.XXXX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXXXXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX; Liabilities and income match Lender breakdown, however, DTI is still showing at XX.XX.X%. Condition stands.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

843681	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
The Final XXXXX reflects a higher ins/tax/HOA fee for the XXX documents support.

The Final XXXXX reflects a $XXX tax/ins/HOA payment for the XXX  property but there is no source document for this.

There are no source documents for the XXX property XXXX payment or a mortgage history for the associated XXX $XXX loan found in the file. ; Borrower liabilities verified indicator is Partial ------- Missing source document for the PTIT calculation for the XXX investment property.

Please note, the REO located at XX is an open purchase transaction that has not yet closed, please see LE. The REO technically is not owned yet, so hitting for the expected expenes is most conservative route. The additional expenses for XX is the other expenses remaining from the rental income calculation, the documentation is Schedule E, and the value is derived from the remainder after backing out the mortgage interest, insurance, taxes, and depreciation. This is how all rental income from XXXXXs looks, it does not mean there are undisclosed or unsupported expenses.

Borrower liabilities verified indicator is Present; XXXX XXXXXXXX documentation provided, schedule E and mortgage statement in file verified XXXXXX XXXXXXXX (escrows in mtg pmt), XXXX XXXX property docs in file.  Lender to review their AUS input for DTI.

Borrower XXX has significant job time - Borrower has XXXX years on job ; Borrower has stable job time - Borrower has XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

115348	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

115348	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

944969	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	no compliance ease ran the subject property is a purchase; The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

944969	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXXXXX years ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XXXX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

938741	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

938741	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

934109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

934109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

934109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Credit	Fraud Report Missing	Fraud report Missing.		Fraud report provided. Exception cleared. ; Fraud report Present.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

934109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.

Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

934109	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	QM: GSE Temporary - QM/SH	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

929732	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

929732	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower has more than XXX at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

929732	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX		Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial; Need the following: XXX = Need HOI and HOA XXX = Need XXXXA		Proof of liabilities provided. Exception cleared. ; Borrower liabilities verified indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

911910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

911910	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval; File is missing Tax Cert & HOI for Primary Res XXX	documentation provided no further review required	The borrower income verification does match approval-documentation provided no further review required
Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXX.XX.

831603	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

831603	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	Borrower liabilities verified indicator is Partial. Provide HOI premium for XXX, taxes and insurance amounts needed for XXX. Not matching income to lender figures with missing information.
Borrower liabilities verified indicator is Present; Provided HOI policy and invoice for XXX XXXX XX confirming the premium amount.  Also provided the taxes and insurance documents for the property at XXXXX XXXXXXXX XXXXX.  Lastly, please see the updated Underwriting Transmittal showing the correct expenses for the REO XXXXa.

Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

831603	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	TPV report is required.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

831603	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report is required.; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower XXX has significant job time - Borrower has XX.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XXXX ; Borrower has stable job time - Borrower has XX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

123398	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

123398	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Employment Verification does not meet guidelines	VVOE is missing verification of hire date on current employer.		XXX/XX/XXXX - Prior employment verification reviewed with X years employment. Current paystub reflects XXX pay period only, just began employment. condition cleared
Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

123398	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX; DTI is not matching AUS.  Please provide your rental calculations for the X rental properties and subject.  Missing XXX lease agreement for XXXXXXX as letter of explanation mentions to equal $XXX per month, the XXXXX shows no mortgage payments for the rental properties however there are mortgage statements in the file to show.  Calculating negative rental income on both properties whereas lender calculates out positive rental income.

The back-end DTI of XX.XXXX (Total Income of XXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXXXX;
;
 Re-review of DTI per FNMA guidance; condition cleared; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XX.XXXXXX

Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

123398	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and CU Score is Greater Than X.X	Third Party Valuation Product Not Provided and CU Score is XXX.
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.

Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

123398	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	TPV report is required. Please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.		Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.
Borrower has more than XXX at current residence - Borrower at current residence XXX.XX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XXXX.

139041	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

139041	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable	The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX
XXX/XX/XXXX - Re-review of DTI per FNMA guidance; condition cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; lender to provide rental calculations of all reo's with final AUS.DTI still high since all mortgages are verified

Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

139041	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Credit Report Indicator is Partial	Borrower credit report indicator is Partial- per lender approval evidence all payments in the past XXX months were timely and made by borrower XXX and XXXXX for XXX provide proof of being closed		Borrower credit report indicator is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

139041	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	ATR/QM Status is Pending	ATR/QM Status is pending. Noted documentation is required per Appendix Q.XXXX from employer regarding low ytd		documentation provided no further review required
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

139041	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Income Verification does not match Approval	The borrower income verification does not match approval.provide taxes,insurance and hoa if applicable for all reo properties/mortgage statements . XXX tax transcripts for XXX missing		The borrower income verification does match approval-no further documentation required
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

139041	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Transcripts are missing	The borrower transcripts is Missing		The borrower XXXXT is Present
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

140175	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

140175	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXXXX.XX.

869518	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

869518	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has XXXX.XX years on job ; Borrower has stable job time - Borrower has XXXX.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.  ; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years

959949	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residenceXXXyears ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

959949	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residenceXXXyears ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XX are greater than the Guideline Minimum of XXXXXX.XX.

935223	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	Compliance ease not ran, Business purpose in file; The loan is in compliance with all applicable laws and regulations.
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

935223	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial	The file is missing the mortgage statement for properties located at: XXX, XXX, XXX, need updated mortgage statement; The file is missing the update mortgae statement		documentation provided no further review required; Borrower liabilities verified indicator is Present
Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

935223	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	DTI Exceeds AUS Maximum Allowable
The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) is not greater than the maximum allowable per AUS of XXX; The back-end DTI of XXX (Total Income of XXX, Orig XXXX of XXX, Monthly debt of XXX) exceeds the maximum allowable per AUS of XXX

The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX

Borrower XXX has significant job time - Borrower has X.XX years on job ; Borrower has stable job time - Borrower has X.XX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXX.XXXX are greater than the Guideline Minimum of XXXXXXX.XX.

95425	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXX.XX.

95425	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.	Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided.
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXX.XX.

95425	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Property	Third Party Valuation Product not Provided	Third Party Valuation Product not Provided to Support Origination Appraised Value within X.X%.	XXXX received; origination value supported within X.X%	Third Party Valuation Product Provided
Borrower has more than XXX at current residence - Borrower at current residence XXX years ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXX.XX.

931271	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations. ; The exception 'No Compliance Findings' is cleared.
Borrower XXX has significant job time - Borrower has X.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

931271	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	No Credit Findings	The loan meets all applicable credit guidelines.
Borrower XXX has significant job time - Borrower has X.XXXX years on job ; Borrower has more than XXX at current residence - Borrower at current residence X.XX years ; Borrower has stable job time - Borrower has X.XXXX years at job. ; Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXXXX.XX are greater than the Guideline Minimum of XXXXX.XX.

615926	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXXX.XX.
615926	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Borrower Liabilities Verification Indicator is Partial
Borrower liabilities verified indicator is Partial. We are missing full XXXX verification for the following properties:
XXX
XXX
XXX

We are missing HOI verification for REO property of XXX.
We are missing P&I verification for XXX
Please provide necessary documentation to cure.
														Borrower liabilities verified indicator is Present; XXXXX and AUS provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXXX.XX.
615926	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	Fraud Report Missing	-Could not find fraud report in the loan files. It has to be provided.; Fraud report Missing.		Fraud report Present.; Report provided.	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXXX.XX.
615926	XXXXXX	XXXXX	XXXXX	XX/XX/XXXX	$XXXXXX	XX	ATR/QM: Exempt	Closed	Cleared	Credit	AUS is Partial
The AUS is Partial. With current documentation and verification of debts, the DTI has been determined to be X.X%. With production of missing documentation, that number may be able to be fully verified. Per the XXXXX, there are no other incomes being used, however the XXXXX lists a total of XXX properties that have some sort of net rental being used to qualify. The XXXXX also states the DTI is X.X%, which is inaccurate. Please provide necessary documentation to cure.
														The AUS is received.; XXXXX provided showing DTI at XXX.X% and AUS provided with DTI XX.XXXXX.X%	Liquid Reserves (Dollars) are Greater than the Guideline Minimum - Liquid Reserves of XXXXXX.XX are greater than the Guideline Minimum of XXXXXXXXXXXX.XX.

Loan Number	Conclusion Comments	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
610946		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
610946	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
610946	The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818029		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818029	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818029	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827978		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827978		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827978		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827978	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827978
Hazard insurance coverage with XXXXXX.XX coverage, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXX,XXX.  Coverage is sufficient.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782353	The loan is in compliance with all applicable laws and regulations.&#xXD; ; The exception 'No Compliance Findings' is cleared.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782353		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782353	Borrower X income verification of X removed as they are not employed.; Borrower X Income Verification of ___ is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782353	Exception cleared - VVOE is less than XX business days from closing.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782353	Updated AUS DTI to match calculated value as it's within tolerance. ; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782353	Updated AUS DTI to match calculated value as it's within tolerance. ; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784842		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784842
XX.XX.XX - The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX&#xXD;
&#xXD;
Review based on FNMA guidance.  Condition cleared; Please rescind. The discrepancy between the investor’s DTI calculation and ours is in regards to the rental income on the file. I have provided a document that lists a breakdown all of the rental properties and the net rental amounts from each property, but we would be taking the TOTAL of that net rental amount and including that with our income or liabilities, depending on whether or not the net total is a positive or negative number.  In this file, the negative rent loss is being washed out by the other positive rent amounts for the net total rental income amount.  We would not break down the rental properties separately to hit the DTI, the net rental income would be considered as the total amount for all ; Please see the attached documents showing the DTI breakdown of the file confirming the DTI as XX.XX%.  The rental income is looked at as a total number, not broken down by each individual property when being included in the AUS findings, per FNMA.  The negative rental amount is being washed out by the positive rental amounts, so the total net rental income all together is positive.  ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX. The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784842	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784842	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807325		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807325	Hazard insurance in place X/X/XXXX - X/XX/XX. Additional renewal policy in file X/X/XX - X/X/XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807325	Origination appraisal is Present.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807325	Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822428		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822428		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822428	XXXX tax returns provided which showed SSI amount as well as bank statement to show proof of current reciept. Exception cleared. ; The borrower income verification does match approval	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822428
DTI corrected with income update and correction to liabilities. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822428	n/a	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
686934		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
686934		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
686934	Borrower income found to match approval. Exception cleared. ; The borrower income verification does match approval	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
686934
DTI issue cleared as additional income was added per calculations. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
686934	n/a	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
686934	Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811845		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811845		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811845	Hazard insurance coverage is XXXXXX.XX, RCE $XXX,XXX. Coverage is sufficient	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745371		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745371
X business days between VVOE and closing.  condtion cleared; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.; VVOE date X/X/XX, is within XX business days of closing date X/XX/XX
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745371	ATR/QM Status is pending. Noted documentation is required per Appendix Q.; Employment verification within XX business days of closing acceptable.	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745371	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745371
The original LTV of XX.XX is not greater than the maximum allowable per AUS  of XX.XX; Rounding error.   Property sale price $XXXXXX, loan amount $XXXXXX and property value is $XXXXXX.  Per AUS XX.XX%, Round to XX% as calculation.  Condition cleared
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745371	The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780592		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780592	Form XXXX-S verification with PIN numbers completed for each tax return. Condition cleared	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780592	Received all employment / income documentation	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780592
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX% with X% tolerance allowable; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780592	The coborrower income verification does match approval. Form XXXX-S verification with PIN numbers completed for each tax return	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
806630		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
806630		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
806630
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
806630	Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725
Borrower residency documentation has been provided and there are no issues with documentation.  Exception cleared. ; Borrower residency documentation has been provided and there are no issues with documentation.
		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725	n/a	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725
Updated REO properties and cleared exception. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811725	WXs provided. Exception cleared. ; WXs provided.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403		D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403		D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403	CPA letter not warranted. Taxes and insurance taken from source documents. Exception cleared.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403	Credit report received, exception cleared; Borrower credit report received	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403
DTI calculated according to updated documents provided. Within tolerance. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403	n/a	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822403	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
762669		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
762669
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XXX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
762669
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719	Credit report received. Exception cleared. ; Borrower credit report received	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719	Received CoBorrower credit report.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719	Updated AUS value to calculated value as it is within tolerance. Exception cleared. ; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774719	Updated AUS value to calculated value as it is within tolerance. Exception cleared. ; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774265		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774265		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774265	Updated AUS LTV to calculated LTV as it is within tolerance. ; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774265	Updated AUS CLTV to calculated CLTV as it is within tolerance. ; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774265
Updated AUS DTI to calculated DTI as it is within tolerance. ; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX.  Updated subject rental income calculation.  Condition cleared
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619	This compliance test 'TRID Initial Closing Disclosure Date and Funding Date Validation Test' is no longer tested	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619
This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) do not exceed the comparable charges ($X,XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($X,XXX.XX) exceed the comparable charges ($X,XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749619
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
777989		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
777989		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
777989	Flood insurance policy provided. Exception cleared. ; The flood insurance policy is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687264	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687264	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786711		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
786711
Housing delinquency meets guidelines.  Death certificate, title, and mortgage statement for husband who passed was submitted to show proof of ownership of home before she refinanced after deeding over to borrower's name after husbands' death.  ;  Borrower was living in residence as her primary with her husband, who was the sole borrower on the NewRez mortgage. Death certificate provided to verify link to ownership and borrower. Borrower refinanced mortgage into her name after husband's passing. Mortgage history is current and fully documented. Pease see chain of title, mortgage statement, final CD, and death certificate to verify. ; Provide documentation of the status of the primary residence prior to her refinancing loan. XXXX states she lived there for over X years.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
616905		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
616905	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
616905	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
654748		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
654748	The loan meets all applicable credit guidelines.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
654748	Credit report provided. Exception cleared.; Borrower liabilities verified indicator is Present; Credit report submitted is coming in not as PDF or corrupt. Please resubmit.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
654748	Credit report provided. Exception cleared.; Borrower credit report received; Credit report submitted is coming in not as PDF or corrupt. Please resubmit.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
654748	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
654748	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
800468		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
800468
XXXXX Card bal XX.XX to be payoff as per AUS, removed from liabilities, DTI  exception cleared; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114250		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114250	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
114250	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802301		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802301	submitted the previous policy with effective dates.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
788826		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
788826	The borrower income verification does match approval. Taxes for XXX XXXXXXX property were submitted.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
768187		D	A	A	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
768187		D	A	A	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
768187	HOI with dwelling coverage provided. Exception cleared. ; Hazard insurance indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776216		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776216		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776216
DTI corrected to match calculated DTI as it was within tolernace. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776216	Fraud report received. Exception cleared. ; Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776216
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
785039		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
785039	XXXX tax extension provided.; XXXX extension form provided	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
785039	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
785039	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641		D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641		D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641
This loan passed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points
		D	A	B	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641
This loan passed the initial loan estimate delivery date test (from application).( XX CFR §XXXX.XX(e)(X)(iii)(A) )The initial loan estimate delivery date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.This calculation takes into account a user-submitted  designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §XXXX.XX(e)(X)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application.
		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.
		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641
This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569641
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569812		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569812	The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569812	The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569812
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
569812	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
660370		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
660370	The coborrower income verification does match approval Lenders income being used in verify since its lower than our calculation	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
660370	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
660370	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
660370	Verification of Business provided	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723994		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723994	Missing fraud report, exception cleared. Fraud report received. No further action needed.; Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723994	Third Party Valuation Product Provided.; AVM received; origination value supported within XX%	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
723994	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
840670		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
840670		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
840670	The borrower income verification does match approval. documentation provided exception cleared	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
840670	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
840670	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793492		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793492	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793492
Borrower residency documentation has been provided and there are no issues with documentation.  ; MisrXXXXX expiration date on card.  Valid until X/XX/XX,; The card in file expired X/XXXX.  Please submit application for green card to verify accuracy of dates to continue to live in US.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793492
Pandemic reason for job gap...searching after end of job left.  The state orders are also submitted for the XXXX pandemic during that timeframe.  Also the DU does not ask for LOX on any length of job gaps.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793492
Pandemic reason for job gap...searching after end of job left.  The state orders are also submitted for the XXXX pandemic during that timeframe.  Also the DU does not ask for LOX on any length of job gaps.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793492	The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795427		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795427	Borrower liabilities verified indicator is Present; tax and insurance on subject property reosolved. Remain missing evidence of HOA on primary residence (XXXXX) of $XX monthly. Condition remains	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820510		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820510	Final loan application is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814351		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814351	Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814351	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
814351	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832502		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832502		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832502	Borrower liabilities verified indicator is Present; received updated LP, XXXX and final CD for primary property. Review of documentation. Condition cleared.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832502	The AUS is received. Recvd updated findings and DTI changed.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832502	The borrower XXXXT is Not Applicable; Updating system to show not applicable. I do not see that the LP findings are requiring the tax transcripts be obtained.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765170		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765170	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755902		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755902		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827668		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827668	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827668
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827668	Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
777151		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
777151
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
777151	Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
799936		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
799936		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818324		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818324		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818324
no further review required exception cleared; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XX.XX) is not greater than the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
782312
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. no further review required exception cleared; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776620		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
776620
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Lender provided a new LP AUS and DTI is XX%.  Updated income for BX and reset the subject property income set in system and DTI came in line but was over by .XXX% so updated Verifi DTI since still within the X% tolerance.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. no further review required exception cleared; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520	This compliance test 'TRID Disclosure Delivery and Receipt Date Validation Test' is no longer tested	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520	This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520
This loan passed the initial closing disclosure delivery date test.( XX CFR §XXXX.XX(f)(X)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is not less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.The creditor shall ensure that the consumer receives the disclosures required under paragraph §XXXX.XX(f)(X)(i) no later than three business days before consummation.
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520
This loan passed the revised closing disclosure delivery date test (no waiting period required).( XX CFR §XXXX.XX(f)(X)(i) )The revised closing disclosure delivery does not require a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is not less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is at or before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is at or before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §XXXX.XX(f)(X)(ii), if the disclosures provided under §XXXX.XX(f)(X)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction.
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520
This loan passed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520
This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $X.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan passed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances. However, the provided reimbursement amount of $XXX.XX, is sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.; This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $XXX.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $X,XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755520
This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan passed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains lender credits that do not exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) exceeds or equals the comparable sum of specific and non-specific lender credits ($X.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).; This loan failed the lender credits that cannot decrease test. ( XX CFR §XXXX.XX(e)(X)(i) )The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i). The final sum of specific and non-specific lender credits ($X,XXX.XX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($X,XXX.XX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i).
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
791126		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
791126	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
791126	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807225		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807225	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807225	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721464
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
730070		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
626685		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
626685	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
626685
The borrower income verification does match approval; Income matches AUS, documents provided in file. exception cleared ; LOX on the rental of primary residence accessory unit.  Schedule E income verified however there is no lease or LOX in file indicating information relating to this income.
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
626685	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
626685	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	B	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	A	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856		D	A	A	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856	Fraud report received. Exception cleared. ; Fraud report Present.	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
783856	Updated hazard insurance amount. Exception cleared. ; Hazard insurance coverage is sufficient.	D	A	C	A	D	A	D	A	C	A	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
690001		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
690001	Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
690001	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101806
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
101806	upon further review policy effective was prior to note date. exception cleared	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838850		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838850	Exception Cleared.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838850	Exception Cleared.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838850	Exception Cleared.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838850	Exception Cleared.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838850	Exception cleared.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771138		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771138		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
477409	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
477409	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
433716		D	A	A	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
433716	The security instrument indicator is Present	D	A	D	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
433716	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	D	A	D	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
640399		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
640399	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
640399	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
592258		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
592258	Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
592258	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
592258
Updated AUS provided in file. DTI within X% tolerance. ; The AUS provided shows a subject property net cash flow of $XXXX.XX which is the calculated rental amount per the Schedule E. However, this does not take into account the new payment amount. Per our calculations it should be $-XXXX.XX. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855985		D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855985		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855985		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855985
The district is a public school district, there is no reason to belive the borrower does not have continuance. The prior year earnings from the same school district noted on the WX support XX months of earnings, but income can be reduced to a XX month earning schedule and the loan still qualifies. Exception cleared. ; The borrower income verification does match approval
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855985	Updated policy.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832286		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832286		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832286	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832286	Provided internet search of business owned by co-borrower, plus UW confirmation signed. This is sufficient per FNMA guidelines for SE borrowers VVOE. It is dated within XXX days of closing.	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832286	Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825555		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825555
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863530		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863530		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872685		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872685		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123857		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123857		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
894767		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
894767	The loan meets all applicable credit guidelines.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
894767
Account for liability that was paid off per LP omitted from the DTI. Exception cleared.; The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837599		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
837599		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
816419		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
816419	Borrower credit report received	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
816419
The primary housing payment was $X,XXX per month the first year, and increased to $X,XXX as of XXXXX XXth. Two months rent is verified with the older $X,XXX payment and a half month increase payment of $X,XXX with the VOR on file. The final CD for both REOs are provided with AUS, XXXX, and XXXX. ; Change severity of 'Borrower Liabilities Verification Indicator is Partial' from Material to Non-Material.; Borrower liabilities verified indicator is Present; Provide proof of current housing payment on primary residence. Documentation in the file is not matching.  Also provide new payment information for UWM on REOs at XXXX XXXXXXXXXX and XXX X XXXX X.
		D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
816419
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. DTI slightly over AUS but within X% tolerance.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; DTI on AUS is X/XX% however the housing payment for primary residence per the VOR in the file is $XXXX per month and AUS/XXXX is stating borrower only pays $XXX in rent.  Documentation does not support which has the DTI high on front end.  Please submit information to support the $XXX per month rent for the primary residence on XXX or provide the final AUS submission.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784361		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784361	Rental income calculated with Schedule E. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784361
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX&#xXD;
&#xXD;
Rereview per FNMA guidance.  condition cleared; The rental income is looked at as a total number, not broken down by each individual property when being included in the AUS findings, per FHLMC.  The negative rental amount is being washed out by the positive rental amounts, so the total net rental income all together is positive.     ORIGINAL PLS CA RESPONSE: Loan was approved thru FHLMC(LP) and freddie confirms  that negative rent loss  should be included in total monthly debt rather than being subracted from qualifying income; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through LP and Freddie confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784361	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
739712		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
739712		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
739712	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
739712	Third Party Valuation Product Provided; AVM received; origination value supported within XX%&#xXD;	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838524		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838524
The borrower income verification does match approval.  HOA information updated.  Also updated all REO input into Verifi.; Please see the attached HOA dues and Schedule E of the XXXX tax returns.  Schedule E is reporting XXX fair rental days on the most recent years returns, so therefore the PITIA amounts can be used from Schedule E to qualify.  Also provided Statement XX to show confirmation that the expenses are for association dues.   ORIGINAL PLS XX RESPONSE: Received copy of XXXXC, evidence of payment of tax due of $XX,XXX.  Remains missing verification documentation of HOA dues for all properties.
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
838524	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858412		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858412		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858412	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855162		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855162	Borrower liabilities verified indicator is Present. Tax information is provided on the Schedule E. Condition cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855162
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX- no further review required; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through LP and Freddie confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income, however, the originator did not use the appropriate method.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855162
Third Party Valuation Product Provided.; Freddie UCDP shows not eligible so TPV report is required, please provide.; Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
855162
Third Party Valuation Product Provided; Freddie UCDP shows not eligible so TPV report is required, please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863079		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863079		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835454		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835454		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835454	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
835454	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
741697		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
741697		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807364		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807364		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793227		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793227		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
793227
Corrections made to rental income. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796434		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796434		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796434	XXXX tax returns and YTD XXXX paystub provided. Exception cleared. ; The exception 'Borrower Employment Verification does not meet guidelines' is cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796434	XXXX tax returns and YTD XXXX paystub provided. Exception cleared. ; The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796434	Transcripts not warranted. Exception cleared. ; The borrower XXXXT is Not Applicable	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
764513		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
764513		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849856		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849856		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125106		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125106	Coborrower XXXX received. Exception cleared.; The transmittal summary is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125106
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX- no further documentation required- DTI due to rounding; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750829	documentation provided no further review required; Change severity of 'Asset Documents are Incomplete' from Material to Non-Material.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750829	Exception cleared.	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750829
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750829	Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
Balloon Payment Loan ( XX CFR §XXXX.XX(e)(X)(i)(C) )This loan does not have a balloon payment.A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not result in a balloon payment.
		C	A		A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545	This compliance test 'Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test' is no longer tested	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
This compliance test 'Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test' is no longer tested; This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( XX CFR §XXXX.XX(e)(X)(iv)(A) - (C), (E), (F) , and (D) as amended in XXXX ,  XX CFR §XXXX.XX(e)(X)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §XXXX.X(a)(X) and as it relates to §XXXX.XX(e)(X)(i) (revised loan estimate disclosure) and §XXXX.XX(e)(X)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and XX% tolerance categories under §XXXX.XX(e)(X)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §XXXX.XX(e)(X)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §XXXX.XX(e)(X)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §XXXX.XX(e)(X)(iv)(D). The revised version of the disclosures required under §XXXX.XX(e)(X)(i) shall contain the revised interest rate, the points disclosed pursuant to §XXXX.XX(f)(X), lender credits, and any other interest rate dependent charges and terms.Official InterpretationsXX C.F.R. §XXXX.XX(e)(X)(ii)Relationship to disclosures required under §XXXX.XX(f)(X)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §XXXX.XX(e)(X)(ii) prohibits a creditor from providing a revised version of the disclosures required under §XXXX.XX(e)(X)(i) on or after the date on which the creditor provides the disclosures required under §XXXX.XX(f)(X)(i)...However, if a creditor uses a revised estimate pursuant to § XXXX.XX(e)(X)(iv) for the purpose of determining good faith under § XXXX.XX(e)(X)(i) and (ii), § XXXX.XX(e)(X)(i) permits the creditor to provide the revised estimate in the disclosures required under § XXXX.XX(f)(X)(i) (including any corrected disclosures provided under § XXXX.XX(f)(X)(i) or (ii)).
		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
This compliance test 'Consummation or Reimbursement Date Validation Test' is no longer tested; This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations.
		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
This loan failed the reimbursement amount test.  (XX CFR §XXXX.XX(f)(X)(v))Amounts paid by the consumer exceed the permitted tolerances and the provided reimbursement amount of $X.XX, is not sufficient to reimburse the consumer the amount by which the tolerances were exceeded, $XXX.XX.Refunds related to the good faith analysis. If amounts paid by the consumer exceed the amounts specified under §XXXX.XX(e)(X)(i) or (ii), the creditor complies with §XXXX.XX(e)(X)(i) if the creditor refunds the excess to the consumer no later than XX days after consummation, and the creditor complies with §XXXX.XX(f)(X)(i) if the creditor delivers or places in the mail corrected disclosures that reflect such refund no later than XX days after consummation.
		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
This loan passed the  prohibited fees test. (N.J.S.A. §XX:XXC-XX, N.J.A.C. §§X:X-XX.X)The loan does not charge a fee(s) not provided for in this act, which is prohibited.A person licensed as a mortgage broker shall have the right to charge only the following fees: (X) application fee; and (X) a broker fee.A person licensed as a mortgage banker or correspondent mortgage banker shall have the right to charge only the following fees:Application feeOrigination FeeLock in feeCommitment FeeWarehouse FeeDiscount Points
		C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
This loan passed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges were in good faith according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) do not exceed the comparable charges ($XXX.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).; This loan failed the charges that in total cannot increase more than XX% test.  (XX CFR §XXXX.XX(e)(X)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §XXXX.XX(e)(X)(ii). The final charges that in total cannot increase more than XX% ($XXX.XX) exceed the comparable charges ($X.XX) by more than XX%. Please see the table that displays the Charges That Cannot Increase More Than XX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §XXXX.XX(e)(X)(i) by more than XX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §XXXX.XX(e)(X)(vi).
		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
757545
This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan failed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is not considered accurate because it is understated by more than $XXX.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.; This loan passed the TRID total of payments test. ( XX CFR §XXXX.XX(o)(X) )The total of payments is $XXX,XXX.XX. The disclosed total of payments of $XXX,XXX.XX is considered accurate because:It is understated by no more than $XXX; orIt is greater than the amount required to be disclosed.
		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
693183		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
715326		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
715326		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850228		D	A	A	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850228		D	A	A	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
850228	Policy is a master policy and will not be charged to the borrower so no premium is warranted. Exception cleared. ; Hazard insurance indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822510		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822510		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822510	The SSR indicator is Not Applicable	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
822510	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874488		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874488		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856443		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
856443		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869369		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869369		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
859855		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
926954		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
926954		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908408	The loan is in compliance with all applicable laws and regulations.&#xXD;	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908408		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908408	Proof of HOA provided. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908408	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908408	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908408	Updated DU provided. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848761	The loan is in compliance with all applicable laws and regulations.&#xXD;	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848761		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
848761	Fraud Report received. Exception cleared.; Fraud report Present.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847522		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847522		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847522	The AUS is received. Exception cleared.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
768621
the internet search in the file meets requirements for VVOE on SE borrower;  Provided third party search from XXX.com that verified the business' phone listing and address for the Schedule C business "XXXXXXX".  XXX.com is considered an acceptable third party veriffication because the information cannot be altered or created by the borrower themselves.  The guidelines/AUS findings do not specifically state that we need a CPA letter or business license, therefore the XXX.com phone listing search is acceptable.
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
768621	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780075		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780075	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994	Borrower credit report received	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994	Borrower(s) have met the minimum tradeline requirement per lender guidelines.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994	Housing delinquency meets guidelines.	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994	The AUS is received.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; It appears losses from cleaning and maintenance, repairs, and supplies were added back into the calculation of rental income. Freddie indicates that only one time losses such as casualty loss or repairs can be considered and only when documentation is provided to confirm it was a one time occurance. This documentation was not provided in file. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784994
The borrower income verification does match approval.  Found XXX HOA amounton settlement in file for this property to verify amount.  Updated system.; Provided Final CD for the property at XXXX XXX along with HOA dues and Rental Lease agreement.  ORIGINAL PLS CA RESPONSE: Missing verification of PITI and lease agreement for XXXX XXX, not reflected on Schedule E.  Condition remains; PITI for XXXX XXX cleared as well as rental income verified&#xXD;
Rental income verified for XXX XXX&#xXD;
HOA XXX XXXXXXX verified&#xXD;
Still missing XXX XXX HOA verification; Provide the lease agreement or proof of rental income for XXX XXX and XXXX XXX. Additionally, proof of the new PITI is needed for XXXX XXX as well.
		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
729021		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
729021		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
729021	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817868		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817868		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817868	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701678		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701678		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701678	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824870		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824870	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878402		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878402	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878402	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108027		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108027		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108027	Third Party Valuation Product Provided; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
108027
Third Party Valuation Product Provided; CU Score is not provided so TPV report is required, Please provide.; Third Party Valuation Product not Provided to Support Origination Appraised Value within XX%.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
651064		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
651064	The loan meets all applicable credit guidelines.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
651064	Recertification of value available dated X/X/XXXX	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
651064	The transmittal summary is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
651064	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821221		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821221
Housing delinquency meets guidelines.  Lease, LOX on increase in rent, proof of recent X payments submitted.  LP guidelines also submitted for documentation and this information provided does support the guidelne.; The borrower rents her current residence and only two months of payment history are available.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825738		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825738	The loan meets all applicable credit guidelines.	D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825738	Income recalculated. Exception cleared. ; The borrower income verification does match approval	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825738	Income recalculated. Exception cleared. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825738	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
825738	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775		D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775
AUS complete. Exception cleared.; The AUS is received.; The calculated DTI is over X% lower than the AUS DTI. I calculated a higher income using a two year average based on XXXX and XXXX XXXX tax returns at $X,XXX.XX (pg XXX & XXX). The AUS uses a lower income. Missing documentation to explain the reason for the alternate lower income usage of $X,XXX.XXX (pg XXX, XXX, XXX).
		D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775	The borrower income verification does match approval. Schedule XXXX for taxes was provided.; XXXX incomplete missing attachment- statment referring to line XX	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775	The originator NMLS status is Active	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125775	VVOE provided in file. Exception cleared.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867655		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867655		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864511		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864511		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
864373		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884401		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
884401		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900711		D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900711	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900711	documentation provided no further review required	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900711	documentation provided no further review required	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900711
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX-AUS-LP due to rounding increase to XX.XXX no further review required; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; Exception cleared as offset for subject property added. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900711	Updated exception to liabilities verification as primary residence is not a part of the income. Exception cleared.; The borrower income verification does match approval	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876003		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876003		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833169		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833169		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833169		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833169		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833169		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831174		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831174	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831174	The AUS is received. AUS updated to show correct loan amount to match note.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854191		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854191		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
854191	Third Party Valuation Product Provided; Freddie UCDP shows as not eligible so a TPV report is required, please provide.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846387		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
846387		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
697094		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
697094	Hazard insurance coverage is sufficient. Received email confirmation of replacement is dwelling from insurance agent.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
697094	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
697094	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
772213		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
772213		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
772213	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
772213	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769154		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769154		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769154	REO income recalculated. Updated AUS is not required. Exception cleared. ; The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769154
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769154	The exception 'No Credit Findings' is cleared.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204		D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204	Hazard insurance coverage is XXXXXX.XX, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767204	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754990		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754990		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754990
AUS DTI adjusted to calculated amount. Exception cleared.; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; DTI variance is less than X% and not considered material; Change severity of 'DTI Exceeds AUS Maximum Allowable' from Material to Non-Material.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
741690		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
741690
The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX. New AUS presented with rental income correction.  The DTI was slightly more than the new DTI showingof XX.XX so updated verifi so exception will clear.  It is within the X% tolerance.;  Please see re-uploaded copy of AUS findings ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784207		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784207		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820176		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820176
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820176	Third Party Valuation Product Provided; AVM received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
816438		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
816438		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794919		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794919		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
781166		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
781166	The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184	The exception 'No Compliance Findings' is cleared.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184	Borrower liabilities verified indicator is Present. New UWM payment and HOA information was submitted. updated system.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184	Updated to calculated value as it is within tolerance. Exception cleared.; The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX; Rounding issues	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
834184	Updated to calculated value as it is within tolerance. Exception cleared.; The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX; Rounding issues	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929748		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929748	CoBorrower liabilities verified indicator is Present; documentation provided no further review required	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929748	The transmittal summary is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873449		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873449		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873449	Documents provided. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873449
Hazard insurance coverage is XXXXXX.XX, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of Yes and estimated replacement value of XXXXXX.XX.; Hazard insurance coverage of XXXXXX.XX is not sufficient. The subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858657		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858657		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858657	Borrower owns home outright. No housing history needed. Exception cleared. ; Housing delinquency meets guidelines.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774913		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774913		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
784427		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815955		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815955		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815955	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
815955	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765093		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
765093	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874462		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
874462	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
785257		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
785257		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875709		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875709		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
455710		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
455710
Borrower liabilities verified indicator is Present; The REO located at XXX-XXX XXX is vacant land which would not require HOI. Please see verification of property type and tax documentation to support the XXXX. ; Taxes and HOI still missing for XXX-XXX XXX.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
455710
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
455710	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
455710	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
787368		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
787368	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
787368	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997	The loan is in compliance with all applicable laws and regulations.&#xXD;	D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997		D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997	Monthly tax amount for primary does not put DTI over tolerance. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997	Terms of withdrawal not needed. Exception cleared.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
756997	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
109026		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
109026
Documentation reviewed and further review of file.; Please see the asset statement for X account XXXX and the DU guideline indicating that the lender is able to use X month statement starting immediately on XX/XX/XXXX; Guidelines changed prior to submission of DU but DU still requiring X mos bank statements.; FNMA guideline BX-X.X-XX was updated on X/X/XXXX to state that DU now only requires X months bank statements for purX transactions, and only X month bank statements for refinance transactions.  Our loan was a limited cash-out refinance that closed on X/X/XXXX after the guidance was updated.
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
109026	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
545147		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
545147	Additional third party valuation requested to support value.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
545147	Desk Review received; origination value supported within XX%	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
545147
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updated AUS provided with new DTI XX%.; The PITIA for the REO located at XXX XXXX has been updated. This is a cooperative and taxes are generally not the responsibility of the owner. The updated AUS has been provided.; The total debt monthly debt is in Veri if $XXXX but the AUS is $XXXX.XX.  Provide final AUS and rental calculations for reo's
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
545147	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
724941		D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
724941		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
724941
AUS provided by Lender with DTI of XX%, calculated XX.XXX%, no variance.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
657060		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
657060	Borrower liabilities verified indicator is Present-provided documentation no further required; documentation provided no further review required	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
657060
Omitted debt for XXXX card as well as added lease amount for the second investment property. Still waiting for proof of items but these were requested in additional exceptions. This exception is cleared.; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
657060
The borrower income verification does match approval-documentation provided no further review required; documentation provided no further review required; provide rental calculation of loss for XXXXXXXXXXXX along with final AUS
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
806865		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
806865	Fraud report Present.; Provided Fraud Report.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721916		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721916	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
721916
The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX&#xXD;
&#xXD;
Re-review of DTI per FNMA guidance; condition cleared; Provide a breakdown of the PITI for each of the REO properties, not including the subject. It appears they were being refinanced at the same time and we do not have proof of the PITI amounts/payments. Additionally, it appears the DTI discrepancy is caused by the incorrect method of rental income calculations using Schedule E. The loan was approved the DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income. ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig PITI of XXXX.XX, Monthly debt of -XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832703		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832703		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832703
Difference of X.XX% from Lender's DTI. DTI is  within X% tolerance ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832703	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832703	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833407		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
833407		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876889		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876889		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876889		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876889		C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876889		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872672		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872672	The loan meets all applicable credit guidelines.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872672	HOI amount taken from recent CD. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
890842		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
890842	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811505		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811505	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811505	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876645		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876645		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876645	Payoffs were provided in the loan file. Exception cleared.; Borrower credit report indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872540		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872540		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674	All Interested parties were checked and cleared with Exclusionary Lists- no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674
Calculated hazard insurance is sufficient. Exception cleared. ; Hazard insurance coverage is XXXXXX.XX, the subject loan amount is XXXXXX.XX with the hazard insurance replacement coverage of No and estimated replacement value of XXXXXX.XX.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674	Income for borrower not used. Exception cleared.; Income Verification of ___ is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674	Signed tax returns received. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908674	Signed tax returns received. Exception cleared. ; tax returns must be signed; The coborrower income verification does match approval-no further reviewed	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807917		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807917	Form XXXX for YTD and prior year earnings acceptable	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807917	Income Verification of XX.XX is greater than XX months. Form XXXX reflects XX months employment and prior XX years as contractor	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807917	Third Party Valuation Product Provided; AVM received; origination value supported within XX%&#xXD; ; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
823053		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
823053	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
823053	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
865494		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
895908		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
895908	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
895908	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900554		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900554		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875469		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
875469	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906261		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906261
documentation provided no further review required; verification of business open and operating - ; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906261	The borrower income verification does match approval-Documentation provided no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900795		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900795		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
898864		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
898864		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878691		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878691	documentation provided no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
878691
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX-cleared- AUS increased allowable under X%; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876985		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
876985		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873564		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873564	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873564	The borrower XXXXT is Present	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872884		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872884		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016		D	A	A	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016	See the attached tri-merged credit report for both borrowers ; Borrower credit report received	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016
FICO score added to Verifi. Exception cleared.; Underwriting FICO of XXX is greater than or equql to the minimum required guideline FICO of ___. The FICO of XXX is not less than the minimum required per AUS of XXX
		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016
The coborrower income verification does match approval.  Tax returns not required.  LP asks for WVOE or X yrs WX and YTD paystub for supporting commission income used to qualify.  ; The XXXX submitted does not show CB income or debt information; only shows Borrower information. Condition stands.  The WVOE in file showing previous X years to support commisison income along with XXXX and XXXX WXs in file required by LP findings.  This condition cleared.  Provide the XXXX  showing CB income.
		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016	The reason set for this exception was for lease agreement and tax returns for XXXXX XXXXXXX which is showing on XXXX as a Xnd home for CB so the PITI pmt is all that needs to be included in debt.	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016
The transmittal summary is Present; XXXX provided XX/XX/XX, exception cleared; Conditions stands, nothing changed from previous CA comment.  XXXX should have both incomes indicated or two separate XXXXs.  XXXX only submitted for BX.; Please see the attached documents, I have broken up the XXXX into two separate documents to show you XXXXXXX's information versus XXXXXXX's information.  Please note that XXXXXXX's income is documented on the final XXXX in the amount of $XX,XXX.XX; Condition stands.  The XXXXs provided only show the borrower income at $X,XXX.XX and the PITI for that primary residence.  The CB income should be show as $XX,XXX.XX but it is not indicated nor is a separate XXXX for CB present.; Please look at pages XX and XX of the provided XXXX showing the co-borrower's employment information and income.  ; The XXXX provided still only shows the borrower information nothing for the CB income or PR PITI figures.
		D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
872016	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867987		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867987	Borrower credit report indicator is Present; The credit report provided is only X page.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867987	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867987	Fraud report Present.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
867987
Updated borrower primary PITI. Exception cleared. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861976		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861976	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
861976	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827145		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827145
Borrower liabilities verified indicator is Present; Please see attached report confirming property was sold in X/XXXX, prior to application date. ; Change status of 'Borrower Liabilities Verification Indicator is Partial' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827145
The borrower transcript is Present;  Please see attached copy of borrower extension for XXXX and copy of NROR from the IRS. ; Change status of 'Borrower Transcript is Partial' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827145	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827145	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
827145	VVOE shows hire dates.; Please see attached VVOE confirming start date. ; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811698		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811698	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811698	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771604		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771604
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updated REO information in Verifi and DTI came in line and within the X% tolerance - over by .XXX so changed DTI in system so exception will clear.  LP rounds so we are good.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771043		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771043	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
771043	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769418		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769418	CoBorrower liabilities verified indicator is Present. Credit report submitted.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769418	Received CoBorrower credit report.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796311		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796311	Borrower credit report received	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796311	Coborrower income is not being considered. Exception cleared. ; Borrower X Income Verification of ___ is greater than XX months.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796311
Corrections made to REO income calculations. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796311	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796311	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847635		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847635		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749944		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
749944
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Lender presented updated AUS findings with higher back ratio of XX%.  Updated our income to reflect their grossing up portion of the retirement income.  only over by .XXX% now so within X% tolerance.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; Corrected rents received amount, provided updated AUS findings and underwriting transmittal to show corrected REO PITIa.; The discrepancy appears to be from the REO calculator for XXXXX XXXXXXX. Per the calculatons on the worksheet provided, the total rents received from line X is $XXXXX but per Schedule E, it should be $XXXXX. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807260		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
807260	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811360		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811360		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900969		D	A	A	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900969	documentation provided no further review required; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900969	Origination appraisal is present and complete. Still need proof of HOA for the borrowers primary residence but this exception has been cleared. ; Origination appraisal is Present.	D	A	D	A	D	A	D	A	A	A	C	C	C	A	D	D	D	A	C	C	C	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794876		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794876		D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794876
Third Party Valuation Product Provided.; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794876	Third Party Valuation Product Provided; Desk Review received; origination value supported within XX%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
893380		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
893380		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911281		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911281	Borrower income is not used to qualify. Exception cleared.; Income Verification of ___ is greater than XX months.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911281	Initial policy provided was effective as of X/XX/XX. ; n/a	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911281
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX&#xXD;
&#xXD;
Re-review of DTI based on FNMA guidance, DTI XX.XXX% within tolerance for AUS XX%; Provide a breakdown of the REO calculators for the investment properties. It appears the DTI discrepancy is caused by the incorrect method of rental income calculations using Schedule E. The loan was approved through LP and Freddit confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income. ; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821676		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821676	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821676
The borrower income verification does match approval after condition submission.  Final CD for XXXXXXX property received, HOI andtax for XXXX XXXXXXX.  Condition cleared; Received documention to clear condition.  Remaining items required are Verification of P&I for XXXX XXXXXXX with XXXXXXX, Verification of taxes and insurance for XXXX XXXXXXX.  All other items are cleared
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
821676	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804		D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804	The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804	The borrower income verification does match approval	D	A	C	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
684804	Third Party Valuation Product Provided-; Freddie UCDP shows as not eligible so TPV report is required, please provide.	D	A	D	A	D	A	D	A	C	A	D	C	D	C	D	D	D	C	D	C	D	C	D	D	D	C	D	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769061		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769061		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769061	CDs providing new mortgage payment are present. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769061
The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
769061	The borrower income verification does match approval. Extensions for personal XXXX and business returns in file.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852044		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
852044		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
762594		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
762594		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668544		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668544
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. The calculated expenses from the UW ended up being slightly off after taking all REO properties into account. It is inside of the X% tolerance, no issues.
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668544	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
668544	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Borrower credit report received	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Borrower four liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Borrower four credit report indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Borrower liabilities verified indicator is Present. Credit report provided.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Borrower three liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Borrower three credit report indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	CoBorrower liabilities verified indicator is Present. Credit report provided.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Housing delinquency meets guidelines. Credit report submitted and HELOC account is only loan they ahve for primary housing.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	Received CoBorrower credit report.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883	The borrower income verification does match approval. CBR and all liabilities provided.	D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
774883
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updating so system will not fire exception.  Updated income and liabilities after CBR was provided.  Slightly higher than LP DTI of XX% but within the X% tolerance.  XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
918125		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
918125		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
918125	The evidence of insurance from the prior policy period (X/XX/XX-X/XX/XX) was also provided and renewal premium collected at time of closing.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717060		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717060
Third Party Valuation Product Provided.; AVM received; origination value supported within XX%&#xXD;
; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
717060	Third Party Valuation Product Provided; AVM received; origination value supported within XX%&#xXD; ; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
698077		D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
698077		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
698077
FannieMae requires that credit documentation is dated no more than X months prior to the Note date. Note date is X/XX/XXXX and most current bank statement is X/XX/XXXX. This is within the X month requirement.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
698077	The AUS is received. Only information not present is number of submissions.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745749		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745749
Borrower liabilities verified indicator is Present; See final settlement statement for HOA dues for XXX E Waverly and tax certificate for XXXXX Loch Maree&#xXD;
&#xXD;
Received verification of HOA and tax cert.  Condition cleared
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745749
Business entity provided along with screenshot of doc from their system.;  Please see verification that VOB was pulled and printed to file on X/XX/XX, which is within XXX days of note. Pulled VOB today to show matching information. NC State website will print doc without timestamp.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745749	Documentation missing to support monthly housing expenses of REO.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
745749	Third Party Valuation Product not required, DU CU score X.X	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
539245		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
539245		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750403		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750403	documentation provided no further review required	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750403	Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750403	The AUS is received.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750403	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750403	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820386		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820386	Borrower liabilities verified indicator is Present; Received all required verification for tax and HOI for all properties. Condition cleared	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820386
Recieved all updated PITIA verifications for all property holdings.  Condition cleare; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig PITI of XXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820386	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857171		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
857171		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888198		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888198	Borrower is no self-employed and is being qualified based upon the salary they receive from the business. This is supported by paystubs and W-X's. K-X income was not used for qualifying.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888198	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888198	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
888198	Unsourced large deposit of $XX,XXX was removed from verified funds in the Money Market X account.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911749		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911749		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
910309		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
910309		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863586		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863586		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
863586	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790560		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790560	FNMA requires the all credit documentation is dated no more than X months prior to the Note date. The bank statements provided in file are current as of X/XX/XXXXXX while the Note date is X/XXX/XXXX.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790560	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
439912		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
439912	XXXX tax extensions provided for all businesses. XXXX XXXXX tax extension dXXXXXline not exceeded. P&L is not a required AUS document.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
459983		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
459983		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
459983	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
459983	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
743571		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
743571		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767749		C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
767749	The exception 'ATR/QM Status is Pending' is cleared.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796607		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796607
Borrower credit report indicator is Present; these are not documents required by FHLMC guidelines. A new credit report that would negatively affect the borrower or a credit supplement that would cost the borrower money during initial loan review would not be obtained to verify updated mortgage information when all supporting documents have alrXXXXXy been provided in the loan package. Please review relevant loan package documents to verify updated mortgage accounts and liability information. ; Change status of 'Borrower Credit Report Indicator is Partial' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796607
conversion information sent for XXXXXX to US dollars.; Asset Documents are Incomplete:; Indian to US dollars conversion information provided. ; Change status of 'Asset Documents are Incomplete' from Active to Open Rebuttal.; The asset conversion calculation was provided in the loan package.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796607
The borrower income verification does match approval; The borrower income verification does not match approval; The borrower income verification does match approval.  WX's from previous years in file and match up to times and employers on XXXXX.; Start date is not a VVOE requirement per FHLMC guidelines, active status is only requirement. Please see guidleines to verify. Verifying length of employment has been retired as of March XXXXXX.; Change status of 'Borrower Income Verification does not match Approval' from Active to Open Rebuttal.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796607	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847702		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847702		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
847702	Documents received. Exceptions cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871073		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871073	The loan meets all applicable credit guidelines.	D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871073
The qualifying back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XXXX) exceeds the maximum allowable per AUS of XXXX; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XXXX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
871073	Updated AUS received with updated DTI. Exception cleared. ; The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817016		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817016	The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817016	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
817016	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
733530		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
733530		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
733530	The loan is in compliance with all applicable laws and regulations.&#xXD;	D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
733530	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
733530	CoBorrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
733530	The AUS is received.	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
722514		D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
722514		D	A	A	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
722514	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
722514	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	D	A	D	C	D	C	D	D	D	D	D	C	D	C	D	D	D	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687315		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687315		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687315	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687315	The AUS is received. Complete and recent AUS was provided in file.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
687315
The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XXXX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802560		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802560		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
924799		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
924799		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831469		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831469		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831392		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831392
Third Party Valuation Product Provided.; Desk Review received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831392	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824817		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824817
The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XXXX; XXX/XX/XXXX - Re-review of DTI per FNMA guidance; Condition cleared.  The back-end DTI of XXXX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XXXX; Review DTI is XXXX.XXXXXX.X% based on attributing net rental income as income and loss as liability.  Condition remains; Please see the attached documents showing the rental income calculations for each property, along with the Schedule E from the XXXX tax returns.  Please note that we are only using rental income on the subject property to offset due to the borrower renting their primary residence (per FHLMC guidelines).  Please also see the DTI breakdown provided to show the calculation of the DTI to support.  ; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XXXX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
824817
The exception 'Hazard Insurance Effective Date is after the Note Date' is cleared.; renewal dates needed to be entered...XXX/XXXX then renewal through XXXX.; Change status of 'Hazard Insurance Effective Date is after the Note Date' from Active to Open Rebuttal.; There are two insurance policies that were provided in the file, one was the current policy from XXX/X/XXXX to XXX/X/XXXXXX, the second was the renewal policy from XXX/X/XXXXXX to XXX/X/XXXX.  The original policy would have been in effefct and covering the property at the time the loan closed.  Please see the attached policy here.
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818955		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818955
Borrower liabilities verified indicator is Present; Rental income breakdown provided, exception cleared; Provide rental income breakdown of all properties.; Please see final CDs for REOs requested. The properites XXXX/XXXX XXXX, XXXXXX XXXX, XXXXXXXXX XXXXXXXX are all Single Family Residences and would not require HOA dues to be documented. Please see an updated XXXXX and AUS after a discrepancy was noted with the XXXX payment of XXXXXXX. The XXXX card can be included in the debt ratio.
		D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818955
The back-end DTI of XX.XXXX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; Changes made per liability condition the back ratio on DTI is at XXX.X%.  This is out of tolerance.  The XXXX Card was added into debt per note on rebuttal and updated the XXXX for the REOs noted.  ; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The qualifying back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818380		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818380		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818380	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818380	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372	Borrower credit report received	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372	Borrower liabilities verified indicator is Present. Credit report provided, located in conditions	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372	CoBorrower liabilities verified indicator is Present. Credit report provided, located in conditions	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372	Received CoBorrower credit report.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372	The borrower income verification does match approval. Exception cleared after income review and adjustment.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
818372	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831910		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831910
Received all required verifications.  Condition cleared; see XXXXA documentation for XXXXXXXX XXXX and XXXXXX Vons. Lease agreement provided for XXXXXXXX XXXX, however the tax returns were used for XXXXXX Vons Dr.; Change status of 'Borrower Employment Verification does not meet guidelines' from Active to Open Rebuttal.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831910	The AUS is received.; see AUS findings; Change status of 'AUS is Missing' from Active to Open Rebuttal.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831910	The AUS is received.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831910
The qualifying back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of ___
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841714		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841714	Documented assets in file are sufficient to satisfy the reserve requirement of the AUS. The balance of one of the accounts was included in total qualifying assets twice; non-material error.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841714	Not Applicable; borrower income not used for qualifying. Only the XXXX Schedule E to document rental income.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841714	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841714	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933217		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933217		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901311		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901311
No valid DTI discrepancy; AUS DTI rounded while audit DTI provides several decimal points.; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901311	The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX-no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
901311	The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX-no furthr review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796266		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796266	The borrower income verification does match approval. rebuttal submission accepted.	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796266	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
796266	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038		C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038	Original PI Payment on Note matches Final CD&#xXD; From Hard Coded form in template:&#xXD; 'Closing Disclosure' at X/X/XXXXXX; Original PI Payment on Note matches Final CD	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038	The back-end DTI of XXXX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038	The original LTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038	The original CLTV of XX.XX is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038	This compliance test 'Reimbursement Amount Test' is no longer tested	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
795038
This loan passed the charges that cannot increase test.  (XXXX CFR §XXXXX.XXXX(e)(X)(i))The loan contains charges that do not exceed the good faith determination according to §XXXXX.XXXX(e)(X)(i).Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXXX.XXXX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXXX.XXXX(e)(XXX)(i).
		C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794689		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
794689	The back-end DTI of XXXX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906174		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906174		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701855		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701855		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701855		D	A	C	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701855		D	A	D	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
701855		D	A	A	A	A	A	D	A	C	A	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899235		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899235		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899235	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
899235	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026	Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026	SSI checks in file clears condition.	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026	The original LTV of XXXX is not greater than the maximum allowable per AUS of XXXX	D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%&#xXD;
; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
881026	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%&#xXD; ; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880671		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880671	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880671	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
880671	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873634		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873634
XXX-XX-XXXX - Re-review of DTI per FNMA guidance; condition cleared.; The back-end DTI of XX.XXX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXX) is not greater than the maximum allowable per AUS of XX.XXX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873634	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873634	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812078		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
812078		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811710		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811710	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
811710	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780442		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780442
The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX; The rental income has been updated to match the XXXX returns. The Pension income has been updated to match XXXX returns, both borrowers are on the loan and on the returns, so the full amount can be used. This brings the DTI to XX.XXX.X%. Please see income worksheets with AUS, XXXXX, and XXXXX.; The XXXX tax returns showing a full XXX days of rental income are present in the file so they must be used in the rental calculation. If we use a XX month average, the DTI is now at XX.XXXXX which crosses the XX.X% tolerance and XXX.X% threshold. ; Discrepancy is caused by negative rent loss. documentation in file does not support figure. DTI calculation still off-provide updated AUS
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
779286		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
779286		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235834		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235834		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235834	The loan meets all applicable credit guidelines.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235834	Desk Review received; origination value supported within X.X%	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235834	Tax report and verification of housing history provided. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
235834	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
650527		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
650527		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
650527	REO docs provided.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754470	The loan meets all applicable credit guidelines.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754470	Statements and CD provided showing proof of payment and escrowed amounts. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754470	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
754470	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934675		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934675		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934675	HOA invoice and CD received. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934675	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934675	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129760		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129760		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129760	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
129760	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125169		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125169	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
125169	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122017		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122017	Borrower liabilities verified indicator is Present; Please see XXXXX	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122017	The AUS is received. XXXXX rent schedule provided.	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
122017
The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX. Updated DTI in system to clear the condition.  The liabilities are entered correctly and rent schedule presented to verify subject property income.  Slightly over AUS DTI of XXX.X% but within the XX.X% tolerance.; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXXX.XX, Orig XXXX of XXXXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144711		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
144711		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127781		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127781
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127781	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123869		D	A	A	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123869	CU Score was not provided so the TPV report is required, please provide.; Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123869	QM ATR not required on investment properties	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123869
The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX&#xXD;
 &#xXD;
 Re-review of DTI per FNMA guidance; condition cleared; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XXXX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; Condition stands - DTI remains at XXX.X% with changes per rebuttal.  Mortgage payments being counted in debt for those XXXX and XXXX.  Please provide DTI and income breakdowns.; The back-end DTI of XXXX (Total Income of XXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XXXX) exceeds the maximum allowable per AUS of XX.XX; Lender to provide Final AUS &#xXD;
Please provide lease agreements for XXX W XXXX and XXXX XXXX Ave
		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123869
The borrower income verification does match approval.  Mortgage information provided as requested for properties.; There is NO rental income from XXXXX XXXX being used for qualification. The full XXXX of $XXX,XXXXXXX is being considered in the debt ratio. Please see final CD. Lease and XXXXX are not required when rental income is not considered in ratios.
		D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123869	Third Party Valuation Product Provided	D	A	C	A	C	A	D	A	C	A	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
945448		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
945448		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
772682		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
772682		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140596		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140596		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
916512		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
916512	Breakdown of HOI, taxes, etc were obtained. Exception cleared. ; The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
916512
documentation provided no further review required; The back-end DTI of XXXX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XXXX; The back-end DTI of XXXX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XXXX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934332		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934332		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937836		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937836	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
937836	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820765		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
820765		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
961110		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
961110		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
961110	Updates made to loan. Exception cleared. ; Borrower liabilities verified indicator is Present; Borrower liabilities verified indicator is Partial	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
961110
Updates made to loan. Exception cleared. ; The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
978594		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
978594	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
978594	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139798		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139798		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
904943		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
904943		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
904943	CD provided for cash out. Exception cleared	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
904943	Documents provided. Exception cleared.; CoBorrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
904943	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
904943	Updated REO calculated. Exception cleared.; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908533		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908533
XXX/XX/XXXX - Re-review of DTI per FNMA guidance; condition cleared.; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XXXX) exceeds the maximum allowable per AUS of XXXX
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877899		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877899	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877899	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139704		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139704		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906183		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906183	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
906183
The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The DTI discrepancy is caused by the incorrect method of rental income calculations. The loan was approved through DU and FNMA confirms that negative rent loss should be included in the total monthly debts rather than being subtracted from the qualifying income.; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
951129		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
951129		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
951129
The qualifying back-end DTI of XX.XXXX (Total Income of XXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XXXX (Total Income of XXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XXXX- within tolerance no further review required
		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891400		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891400	Received copy of hazard insurance certificate	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891400
The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX&#xXD;
&#xXD;
 Re-review of DTI per FNMA guidance; condition cleared; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XXXX
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
891400	Third Party Valuation Product Provided; Desk review received; origination value supported within X.X%	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790065
The FEMA fire maps were provided with location of subject property and range from the disaster areas.  The subject property is not in the area nor is in near proximity to the disaster areas.  No damage to property.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790065
The transmittal summary is Present; See the attached documents for just XXXX that shows his income on page two in the amount of $X,XXX.XX; Conditions stands as the XXXXX for XXXX is not provided in the file showing their income of $X,XXX.XX.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790065	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
790065	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832358		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832358		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
931754	Housing delinquency meets guidelines.documenation provided no further review required; documentation provided no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927628		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927628		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
939114		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
939114	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
939114	Housing delinquency meets guidelines.documentation provided no further review required	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
939114	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
939114	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828888		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828888		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828888
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
828888	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873527
The back-end DTI of XXXX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XXX) exceeds the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXX.XXX) exceeds the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XXXX (Total Income of XXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XXXX.XX; The back-end DTI of XX.XX (Total Income of XXXXXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XXXX.XX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
873527	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127258		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127258	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
127258	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832109		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
832109		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
940087		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
940087		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
124284		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
124284	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780743		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780743	Income loss was submitted with changes to AUS, XXXXX and XXXXX. Income adjusted and DTI within tolerance of new DTI on AUS.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780743
The qualifying back-end DTI of XX.XXXX (Total Income of XXXXXXXX.XX, Orig XXXX of XXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XXXX (Total Income of XXXXXXXX.XX, Orig XXXX of XXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX. Updated DTI from new AUS submitted and added the overage with it being within the XX.X% tolerance so exception won't fire.
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780743	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780743	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
780743	Title policy is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128165		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
128165		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923222		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923222		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923222	VOM for primary provided. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137274		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137274		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
137274	The back-end DTI of XX.XX (Total Income of XXXXX.XXXX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860147		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
860147		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755785		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
755785		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849583		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849583		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
849583	Proof of XXXX received for REO properties. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933347		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
933347		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
930630		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923908		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
923908		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
946768		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
946768	The loan meets all applicable credit guidelines.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
946768	Documents provided. Exception cleared.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802573		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802573	Borrower liabilities verified indicator is Present	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802573	Housing history provided. Exception cleared.; Housing delinquency meets guidelines.	D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802573	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802573	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
802573
Updated REO calculations and cleared DTI issue. Exception cleared.; The back-end DTI of XX.XX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XXXXX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858111		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858755		C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858755	The Completion Certificate is Yes	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
858755
The qualifying back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XX within XX.X% tolerance. Exception Cleared ; The back-end DTI of XX.XX (Total Income of XXXXXXXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX
		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841310		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841310		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927087		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
927087		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841371		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
841371	The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
136415		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
136415		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
984950		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
984950		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
918989		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
918989		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
918989	Master policy covers property and is sufficient coverage. Exception cleared. ; Hazard insurance coverage is sufficient.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750482		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750482
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
750482	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887304		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887304
The qualifying back-end DTI of XX.XXXX (Total Income of XXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX The back-end DTI of XX.XXXX (Total Income of XXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX-no further docs required; The back-end DTI of XX.XXXX (Total Income of XXXX.XXXX, Orig XXXX of XXXX.XX, Monthly debt of XXXXXXX.XX) exceeds the maximum allowable per AUS of XX.XXXX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887304	Third Party Valuation Product Provided.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
887304	Third Party Valuation Product Provided	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911249		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911249	The exception 'No Credit Findings' is cleared.	D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911249	AUS and confirmation of XXXX recieved. Exception cleared. ; The AUS is received.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911249	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
912777		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
912777		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908673		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908673	HOI recieved. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
908673
The qualifying back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of -XXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of -XXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX-no further review required; It appears losses from Schedule E items such as cleaning, maintenance, repairs, and supplies were added back into the calculation of rental income. XXXX indicates that only losses such as casualty loss or repairs can be considered and only when documentation is provided to confirm it was a one-time occurrence. This documentation was not provided. Please provide a breakdown of the REO calculation. ; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXX.XX, Monthly debt of -XXX.XXXX) exceeds the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877787		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877787	The loan meets all applicable credit guidelines.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
877787	Tax returns not warranted. Exception cleared. ; The borrower income verification does match approval	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843681		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843681
XXX/XX/XXXX:&#xXD;
Re-review of DTI per FNMA guidance condition cleared; The back-end DTI of XX.XXXX (Total Income of XXXXXXX.XXXX, Orig XXXX of XXXXXXXXXX, Monthly debt of XXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXX; Liabilities and income match Lender breakdown, however, DTI is still showing at XX.XX.X%. Condition stands.
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
843681
Borrower liabilities verified indicator is Present; XXXX XXXXXXXX documentation provided, schedule E and mortgage statement in file verified XXXXXX XXXXXXXX (escrows in mtg pmt), XXXX XXXX property docs in file.  Lender to review their AUS input for DTI.
		D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
115348		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
115348		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
944969		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
944969		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
938741		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
938741		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934109		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934109		D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934109	Fraud report provided. Exception cleared. ; Fraud report Present.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934109
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and FHLMC Collateral Rep & Warrant Relief is Not Eligible or Unavailable.' from Active to Open Rebuttal.
		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
934109	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929732		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929732		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
929732	Proof of liabilities provided. Exception cleared. ; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911910		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
911910	The borrower income verification does match approval-documentation provided no further review required	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831603		D	A	A	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831603
Borrower liabilities verified indicator is Present; Provided HOI policy and invoice for XXX XXXX XX confirming the premium amount.  Also provided the taxes and insurance documents for the property at XXXXX XXXXXXXX XXXXX.  Lastly, please see the updated Underwriting Transmittal showing the correct expenses for the REO XXXXa.
		D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831603	Third Party Valuation Product Provided.	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
831603	Third Party Valuation Product Provided	D	A	D	A	D	A	D	A	A	A	D	C	D	A	D	D	D	A	D	C	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123398		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123398	XXX/XX/XXXX - Prior employment verification reviewed with X years employment. Current paystub reflects XXX pay period only, just began employment. condition cleared	D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123398
The back-end DTI of XX.XXXX (Total Income of XXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXX.XX) is not greater than the maximum allowable per AUS of XX.XXXXXX&#xXD;
&#xXD;
 Re-review of DTI per FNMA guidance; condition cleared; The back-end DTI of XX.XX (Total Income of XXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) exceeds the maximum allowable per AUS of XX.XXXXXX
		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123398
Third Party Valuation Product Provided.; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product Not Provided and CU Score is Greater Than X.X' from Active to Open Rebuttal.
		D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
123398	Third Party Valuation Product Provided; XXXX received; origination value supported within X.X%; Change status of 'Third Party Valuation Product not Provided' from Active to Open Rebuttal.	D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139041		D	A	A	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139041
XXX/XX/XXXX - Re-review of DTI per FNMA guidance; condition cleared.; The back-end DTI of XX.XX (Total Income of XXXXX.XX, Orig XXXX of XXXXXX.XX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX; lender to provide rental calculations of all reo's with final AUS.DTI still high since all mortgages are verified
		D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139041	Borrower credit report indicator is Present	D	A	D	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139041	documentation provided no further review required	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139041	The borrower income verification does match approval-no further documentation required	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
139041	The borrower XXXXT is Present	D	A	C	A	D	A	A	A	C	A	C	C	A	C	D	D	A	C	C	C	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140175		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
140175		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869518		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
869518		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
959949		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
959949		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
935223		D	A	A	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
935223	documentation provided no further review required; Borrower liabilities verified indicator is Present	D	A	D	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
935223
The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXXXX.XXXX) is not greater than the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXX.XX) exceeds the maximum allowable per AUS of XX.XX; The back-end DTI of XX.XX (Total Income of XXXXXX.XX, Orig XXXX of XXXXXX.XXXX, Monthly debt of XXXXXX.XX) is not greater than the maximum allowable per AUS of XX.XX
		D	A	C	A	D	A	A	A	A	A	C	C	A	A	D	D	A	A	C	C	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95425		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95425	Third Party Valuation Product Provided.	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
95425	Third Party Valuation Product Provided	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
931271		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
931271		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
615926		D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
615926	Borrower liabilities verified indicator is Present; XXXXX and AUS provided.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
615926	Fraud report Present.; Report provided.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
615926	The AUS is received.; XXXXX provided showing DTI at XXX.X% and AUS provided with DTI XX.XXXXX.X%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A